SHAREHOLDER LETTER

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Your Fund's Goal: Franklin California Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and California state personal income taxes through a portfolio consisting primarily of California municipal bonds.(1)
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Dear Shareholder:

This annual report for Franklin California Tax-Free Income Fund covers the period ended March 31, 2000. The year under review was marked by economic strength, as U.S. gross domestic product (GDP) rose an estimated, annualized 5.4%, consumer confidence remained strong and unemployment hit a 30-year low. In fact, the domestic economy grew for a record 108th month in a row, and domestic stock markets surged to all-time highs. In the face of such economic expansion, inflation as measured by the Consumer Price Index was 3.7% for the reporting period.

Bond markets started the period in what looked to be a potentially positive year due to interest-rate expectations. However, the Federal Reserve Board (the Fed) proceeded to raise the federal funds target rate 0.25% on five separate occasions due to inflation fears. This made 1999 and early 2000 one of the worst periods that bond markets have ever experienced. In February, the government announced it would sponsor 30-year Treasury buybacks and reduce future issuance of long-term Treasuries. This, coupled with several signs that U.S. economic growth might be slowing, increased demand just as supply was dwindling. These circumstances caused Treasury bond prices to rise sharply for the first time since the first half of 1999, when interest rates were falling. In this environment, the Treasury bond yield curve experienced an unusual situation and became inverted; that is, rates on long-term bonds declined below those of short-term bonds. None of the other domestic fixed-income markets, including municipal bonds, experienced such an inversion.

1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), which provides a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 17.

CONTENTS

Shareholder Letter ........................................................    1
Performance Summary .......................................................   10
Financial Highlights & Statement of Investments ...........................   14
Financial Statements ......................................................   51

Notes to Financial Statements .............................................   54

Independent Auditors' Report ..............................................   57

Tax Designation ...........................................................   58


[PYRAMID GRAPH]


The yield on the 30-year Treasury rose from 5.63% at the beginning of the fund's fiscal year, to 5.83% on March 31, 2000, after reaching a high of 6.75% on January 20, 2000. The yield on the Bond Buyer Municipal Bond Index (Bond Buyer
40), an indicator of the municipal bond market, rose from 5.23% to 5.97% for the same period, while its price declined 9.75%.(2) As interest rates and yields increased, the dollar value of bonds decreased, meaning bond funds in general declined in value.

Municipal bond supply in 1999 and first quarter 2000 added pressure to the already volatile municipal bond market. Although less than in 1998, the $225 billion issuance in 1999 was the fourth-highest on record. Looking forward, we anticipate decreased new issuance for the remainder of 2000. The near-record volume did have some benefit, as it helped municipal bonds remain cheap relative to Treasuries. During the year under review, municipal bonds, as measured by the Bond Buyer 40, yielded as much as 102% of a comparable Treasury bond's yield. Historically, this ratio is about 90%.(3) Because municipal bonds are tax-exempt, they generally yield less than Treasuries, which are subject to federal income tax. When municipals are yielding nearly the same as Treasuries, investors are able to take advantage of the tax exemption at little extra cost.

2. The unmanaged Bond Buyer Municipal Bond Index is composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity generally has been about 28-30 years.

Looking forward, we anticipate that the Fed will monitor inflationary tendencies closely, probably raising the federal funds target rate again. If, as a result, the economy slows toward the end of 2000, the bond markets could begin to experience less volatility.

The last few times municipal bonds lost ground, they enjoyed sharp rebounds in the following year. For example, in 1994, when the Fed raised interest rates six times, the average general municipal bond fund lost 6.5% in total return. In the following year, rates declined, and the average municipal bond fund gained nearly 17%. Although there is no guarantee that bond markets and municipal bond funds will repeat past behavior, markets do go through cycles. Predicting these cycles is very difficult, even for professional economists -- which is why we recommend investing for the long term. It is important to remember that over time, the tax-free income received from municipal bond funds will ultimately drive the fund's total return performance.

CALIFORNIA ECONOMIC UPDATE

In California, the year under review marked the state's sixth consecutive year of economic expansion and fifth straight year in which economic growth and job creation exceeded the national average. Although the state's 30-year low 4.6% unemployment rate still topped the 4.1% national average in February, this rate dropped faster than the national average during the reporting period.(4) California's economic expansion also translated into a record year for its housing market, with an estimated 8% increase in the median home price for 1999.(5) The state's diversified and growing economy, as well as its improved fiscal management, contributed to Moody's and Fitch's decision to upgrade California's debt to Aa3 and AA, respectively, during the last five months of the reporting period.(6) This marked the first time in eight years that Standard & Poor's(R), Moody's Investors Service and Fitch IBCA Inc., three independent credit rating agencies, have all viewed California's credit as double-A.(7)

3. Source: The Bond Buyer, 3/00.

As California's population reached 34 million in 1999, the world's eighth-largest economy prospered, remained broad-based, and grew faster than the nation's as a whole. The largest employment gains during the reporting period occurred in construction, which was up 9%, and services, up 4.1% due particularly to the explosion of Internet-related firms; tourism and entertainment-related jobs also grew significantly.(4) These new jobs reflected a decade-long shift in the state's key industries, with computers, software and entertainment overtaking traditional manufacturing sectors such as cars, airplanes and steel in importance. The diversified and growing economy has demonstrated resilience in light of weakness in Asia, which is one of California's key export markets. Losses on state exports to the Pacific Rim over the past two years have been offset by NAFTA-induced export growth, which has increased substantially to Mexico, now 12.7% of total state exports, and Canada, at 12.1%.(7)

4. Source: Bureau of Labor Statistics, 3/15/00.

5. Source: California Association of REALTORS, PR Newswire, 10/20/99.

6. Sources: Moody's Investors Service, 10/15/99, and Fitch IBCA, State of California, 2/16/00. This does not indicate Moody's or Fitch's rating of the fund.

7. Source: Standard & Poor's Ratings Direct, 2/17/00. This does not indicate Standard & Poor's rating of the fund.

Encouraging employment figures factor into the state's projections for 5.4% personal income growth in 2000, which is conservative compared to most outside forecasters' projections and follows a 6.6% increase in 1999. Per-capita income has stabilized at about 104% of the national average after a long period of relative decline.(7)

California's total net tax-supported debt was just over $21.6 billion in 1999, approximately $729 per capita, or 2.4% of personal income, higher than the national medians of $540 and 2.2%, respectively. California entered fiscal year 2000 with $9.6 billion in available resources, due to general and special fund surpluses, the largest amount the state has had in over two decades.(8) These sizable balances, which should help cushion the negative impacts of any future recessions, and projections for further California economic growth, albeit at a slower rate than that of the last two years, underlie the state's favorable credit outlook.

PORTFOLIO NOTES

Generally rising interest rates during the year under review presented challenges for the municipal bond market, as bond prices fall when interest rates rise. The Fed raised short-term interest rates five times during the period -- 25 basis points, or 0.25%, each time. For the 12 months ended March 31, 2000, the price on the 30-year Treasury bond fell 5.96%, the Lehman Brothers Municipal Bond Index was off 6.1%, and the Bond Buyer 40 was down 9.75%. By comparison, Franklin California Tax-Free Income Fund's Class A share price declined 7.0%, as measured by net asset value.(9) The Lehman Brothers Municipal Bond Index comprises short- and long-term bonds, while the Bond Buyer 40 generally tracks bonds in the 25- to 40-year range, has an average maturity of 30 years, and more closely reflects recent municipal bond market performance.

8. Source: Moody's Investors Service, 1/15/00.

QUALITY BREAKDOWN
Based on Total Long-Term Investments*
3/31/00


                         [PIE CHART]


                          AAA - 57.5%
                          AA - 13.4%
                          A - 9.7%
                          BBB - 18.6%
                          Below Investment Grade - 0.8%

*Quality breakdown includes internal ratings for bonds not rated by an independent agency.


PORTFOLIO BREAKDOWN
3/31/00

                                                                      % OF TOTAL
                                                                      LONG-TERM
SECTOR                                                               INVESTMENTS
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Utilities                                                               17.0%
Hospital & Health Care                                                  12.2%
Transportation                                                          16.9%
Prerefunded                                                             16.0%
Tax-Supported Debt                                                      12.7%
Subject to Government Appropriation                                     11.6%
General Obligation                                                       5.4%
Housing                                                                  4.9%
Other Revenue                                                            1.6%
Higher Education                                                         1.5%
Corporate-Backed                                                         0.2%


California's $27 billion bond supply for 1999 was somewhat light, a 21.6% decrease from 1998 issuance. California municipalities that had rushed to finance new projects while interest rates were low tabled plans for new issues as rates rose throughout 1999, diminishing supply. Supply in 2000 is expected to be at least 40% less than it was in 1999.(10) The lack of supply and a favorable reaction to the Fed's moves to tighten credit and control inflation rallied the long-term municipal bond market in the last two months of the reporting period, allowing it to move off its January lows. Accordingly, the fund's Class A shares' net asset value rose from $6.60 on February 1, to $6.88 on March 31, 2000, an increase of 4.2%.

During the period, we sought to take advantage of the rising interest-rate environment to improve the portfolio structure, enabling the fund to capture greater yields, improve call protection and book tax losses. These losses can then be carried forward to help offset any current or future taxable capital gains, possibly lowering shareholders' future tax liabilities. We sold some lower-coupon issues at a premium, such as prerefunded bonds with coupons in the 5.5% to 6.5% range, to meet cash needs.

9. Sources: Lehman Brothers; The Bond Buyer. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The fund's investment return and share price fluctuate with market conditions. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index.

10. Source: The Bond Buyer, 1/3/00.

Despite the reduction in the state's bond supply, we were able to find value in a number of issues that came to market. We purchased securities at more attractive yields, which helped the fund to slightly increase the dividend per share on several occasions during the reporting period. In addition, our active portfolio management has built a portfolio that is diversified by credit quality as well as coupons and maturities, which can provide a greater measure of stability to the fund's share value. The fund continues to emphasize high-quality securities, and AAA-rated bonds represented 57.5% of the fund's total long-term investments at the end of the reporting period. The portfolio's average maturity increased from 21.2 to 23.2 years during the year under review.

Your fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary on page 10 shows that at the end of this reporting period, the fund's Class A shares' distribution rate was 5.17%, based on an annualization of the current 3.1 cent ($0.031) per share dividend and the maximum offering price of $7.19 on March 31, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum combined federal and California state personal income tax bracket of 45.22% would need to earn 9.44% from a taxable investment to match the fund's tax-free distribution rate. The Performance Summary also shows the distribution rates and taxable equivalent distribution rates for Class B and C shares.

Looking forward, we will attempt to continue taking advantage of the recently higher interest-rate environment, seeking to provide shareholders with high, current tax-free income. As always, we encourage investors to maintain a long-term investment perspective. Please keep in mind that interest rates and thus, bond prices, rise and fall depending on the economy. Such fluctuations are a normal part of investing, and one should expect this when investing in any security, including municipal bonds. Municipal bond funds can help lower such volatility, as they offer a level of diversification that is difficult for individual investors to achieve on their own.

DIVIDEND DISTRIBUTIONS*
4/1/99 - 3/31/00

                                             DIVIDEND PER SHARE
                              --------------------------------------------------
MONTH                          CLASS A             CLASS B             CLASS C
--------------------------------------------------------------------------------
April                         2.95 cents          2.67 cents          2.58 cents
May                           2.95 cents          2.67 cents          2.58 cents
June                          3.00 cents          2.64 cents          2.64 cents
July                          3.00 cents          2.64 cents          2.64 cents
August                        3.00 cents          2.64 cents          2.64 cents
September                     3.05 cents          2.73 cents          2.72 cents
October                       3.05 cents          2.73 cents          2.72 cents
November                      3.05 cents          2.73 cents          2.72 cents
December                      3.10 cents          2.79 cents          2.79 cents
January                       3.10 cents          2.79 cents          2.79 cents
February                      3.10 cents          2.79 cents          2.79 cents
March                         3.10 cents          2.78 cents          2.81 cents
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TOTAL                        36.45 CENTS         32.60 CENTS         32.42 CENTS


*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the fund during the reporting period.

We encourage you to discuss your financial goals with an investment representative. As always, we appreciate your support, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin California Tax-Free Income Fund


/s/ Sheila Amoroso

Sheila Amoroso


/s/ Rafael R. Costas Jr.

Rafael R. Costas Jr.

Senior Vice Presidents/Co-Directors
Franklin Municipal Bond Department


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This discussion reflects our views, opinions, and portfolio holdings as of March
31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the fund. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
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CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to
July 1, 1994, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than class A shares.

CLASS C: Subject to 1% initial sales charge and a 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.
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ONE-YEAR PERFORMANCE SUMMARY
AS OF 3/31/00

One-year total return does not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
One-Year Total Return               -1.97%
Net Asset Value (NAV)               $6.88 (3/31/00)             $7.40 (3/31/99)
Change in NAV                       -$0.52

Distributions (4/1/99-3/31/00)      Dividend Income             $0.3645
                                    Long-Term Capital Gain      $0.0052
                                    -----------------------------------
                                    Total                       $0.3697

CLASS B
One-Year Total Return               -2.51%
Net Asset Value (NAV)               $6.87 (3/31/00)             $7.39 (3/31/99)
Change in NAV                       -$0.52

Distributions (4/1/99-3/31/00)      Dividend Income             $0.3260
                                    Long-Term Capital Gain      $0.0052
                                    -----------------------------------
                                    Total                       $0.3312

CLASS C
One-Year Total Return               -2.54%
Net Asset Value (NAV)               $6.87 (3/31/00)             $7.39 (3/31/99)
Change in NAV                       -$0.52

Distributions (4/1/99-3/31/00)      Dividend Income             $0.3242
                                    Long-Term Capital Gain      $0.0052
                                    -----------------------------------
                                    Total                       $0.3294


Franklin California Tax-Free Income Fund paid distributions derived from long-term capital gains totaling 0.52 cents ($0.0052) per share in June 1999. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).


Past performance does not guarantee future results.


ADDITIONAL PERFORMANCE
AS OF 3/31/00

                                                                       INCEPTION
CLASS A                                  1-YEAR   5-YEAR     10-YEAR    (2/1/77)
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Cumulative Total Return(1)               -1.97%   +30.37%    +88.55%   +285.83%
Average Annual Total Return(2)           -6.15%    +4.52%     +6.08%     +5.81%

                                                                       INCEPTION
CLASS B                                                       1-YEAR    (1/1/99)
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Cumulative Total Return(1)                                    -2.51%     -1.65%
Average Annual Total Return(2)                                -6.23%     -4.32%

                                                                       INCEPTION
CLASS C                                            1-YEAR     3-YEAR    (5/1/95)
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Cumulative Total Return(1)                         -2.54%     +12.79%    +26.34%
Average Annual Total Return(2)                     -4.37%     +3.75%     +4.66%

SHARE CLASS                                           A          B          C
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Distribution Rate(3)                               +5.17%     +4.86%     +4.86%
Taxable Equivalent Distribution Rate(4)            +9.44%     +8.87%     +8.87%
30-Day Standardized Yield(5)                       +5.03%     +4.69%     +4.65%
Taxable Equivalent Yield(4)                        +9.18%     +8.56%     +8.49%


For updated performance figures, see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price per share on March 31, 2000.

4. Taxable equivalent distribution rate and yield assume the published rates as of March 15, 2000, for the maximum combined federal and California state personal income tax bracket of 45.22%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended March 31, 2000.


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Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
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Past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN
3/31/00

CLASS A
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1-Year                                                                    -6.15%
5-Year                                                                    +4.52%
10-Year                                                                   +6.08%
Since Inception (2/1/77)                                                  +5.81%

AVERAGE ANNUAL TOTAL RETURN
3/31/00

CLASS B
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1-Year                                                                    -6.23%
Since Inception (1/1/99)                                                  -4.32%


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index, which includes approximately 38,000 municipal securities from across the country, differs from the fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index.

CLASS A (4/1/90 - 3/31/00)


The following line graph compares the performance of the Franklin California Tax-Free Income Fund's Class A shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 4/1/90 to 3/31/00.

               Date          Franklin California Tax-Free      Lehman Brothers Municipal Bond       CPI
                                 Income Fund-Class A                       Index
           04/01/1990           9,569                             10,000                           10,000
           04/30/1990           9,559          -0.72%              9,928             0.16%         10,016
           05/31/1990           9,788           2.18%             10,144             0.23%         10,039
           06/30/1990           9,847           0.88%             10,234             0.54%         10,093
           07/31/1990           9,993           1.47%             10,384             0.38%         10,132
           08/31/1990           9,810          -1.45%             10,234             0.92%         10,225
           09/30/1990           9,813           0.06%             10,240             0.84%         10,311
           10/31/1990           9,888           1.82%             10,426             0.60%         10,373
           11/30/1990          10,080           2.01%             10,636             0.22%         10,395
           12/31/1990          10,112           0.43%             10,681             0.00%         10,395
           01/31/1991          10,248           1.34%             10,824             0.60%         10,458
           02/28/1991          10,295           0.87%             10,919             0.15%         10,473
           03/31/1991          10,343           0.03%             10,922             0.15%         10,489
           04/30/1991          10,466           1.34%             11,068             0.15%         10,505
           05/31/1991          10,560           0.89%             11,167             0.30%         10,536
           06/30/1991          10,561          -0.10%             11,156             0.29%         10,567
           07/31/1991          10,716           1.22%             11,292             0.15%         10,583
           08/31/1991          10,794           1.32%             11,441             0.29%         10,613
           09/30/1991          10,950           1.30%             11,590             0.44%         10,660
           10/31/1991          11,014           0.90%             11,694             0.15%         10,676
           11/30/1991          11,063           0.28%             11,727             0.29%         10,707
           12/31/1991          11,222           2.15%             11,979             0.07%         10,715
           01/31/1992          11,239           0.23%             12,006             0.15%         10,731
           02/29/1992          11,241           0.03%             12,010             0.36%         10,769
           03/31/1992          11,338           0.03%             12,013             0.51%         10,824
           04/30/1992          11,404           0.89%             12,120             0.14%         10,839
           05/31/1992          11,584           1.18%             12,263             0.14%         10,855
           06/30/1992          11,716           1.68%             12,469             0.36%         10,894
           07/31/1992          12,046           3.00%             12,843             0.21%         10,917
           08/31/1992          11,882          -0.97%             12,719             0.28%         10,947
           09/30/1992          11,914           0.65%             12,802             0.28%         10,978
           10/31/1992          11,728          -0.98%             12,676             0.35%         11,016
           11/30/1992          12,078           1.79%             12,903             0.14%         11,032
           12/31/1992          12,262           1.02%             13,035            -0.07%         11,024
           01/31/1993          12,396           1.16%             13,186             0.49%         11,078
           02/28/1993          12,701           3.62%             13,663             0.35%         11,117
           03/31/1993          12,613          -1.06%             13,518             0.35%         11,156
           04/30/1993          12,698           1.01%             13,655             0.28%         11,187
           05/31/1993          12,748           0.56%             13,731             0.14%         11,202
           06/30/1993          12,959           1.67%             13,961             0.14%         11,218
           07/31/1993          12,940           0.13%             13,979             0.00%         11,218
           08/31/1993          13,237           2.08%             14,270             0.28%         11,250
           09/30/1993          13,359           1.14%             14,432             0.21%         11,273
           10/31/1993          13,389           0.19%             14,460             0.41%         11,319
           11/30/1993          13,295          -0.88%             14,332             0.07%         11,327
           12/31/1993          13,426           2.11%             14,635             0.00%         11,327
           01/31/1994          13,565           1.14%             14,802             0.27%         11,358
           02/28/1994          13,360          -2.59%             14,418             0.34%         11,397
           03/31/1994          13,008          -4.07%             13,831             0.34%         11,435
           04/30/1994          13,058           0.85%             13,949             0.14%         11,451
           05/31/1994          13,163           0.87%             14,070             0.07%         11,459
           06/30/1994          13,120          -0.61%             13,985             0.34%         11,498
           07/31/1994          13,301           1.83%             14,240             0.27%         11,529
           08/31/1994          13,370           0.35%             14,290             0.40%         11,575
           09/30/1994          13,270          -1.47%             14,080             0.27%         11,607
           10/31/1994          13,113          -1.78%             13,830             0.07%         11,615
           11/30/1994          12,937          -1.81%             13,579             0.13%         11,630
           12/31/1994          13,046           2.20%             13,878             0.00%         11,630
           01/31/1995          13,367           2.86%             14,275             0.40%         11,676
           02/28/1995          13,710           2.91%             14,690             0.40%         11,723
           03/31/1995          13,840           1.15%             14,859             0.33%         11,762
           04/30/1995          13,873           0.12%             14,877             0.33%         11,801
           05/31/1995          14,202           3.19%             15,352             0.20%         11,824
           06/30/1995          14,117          -0.87%             15,218             0.20%         11,848
           07/31/1995          14,210           0.95%             15,363             0.00%         11,848
           08/31/1995          14,344           1.27%             15,558             0.26%         11,879
           09/30/1995          14,438           0.63%             15,656             0.20%         11,902
           10/31/1995          14,634           1.45%             15,883             0.33%         11,942
           11/30/1995          14,851           1.66%             16,147            -0.07%         11,933
           12/31/1995          15,008           0.96%             16,302            -0.07%         11,925
           01/31/1996          15,084           0.76%             16,425             0.59%         11,995
           02/29/1996          15,016          -0.68%             16,314             0.32%         12,034
           03/31/1996          14,864          -1.28%             16,105             0.52%         12,096
           04/30/1996          14,837          -0.28%             16,060             0.39%         12,144
           05/31/1996          14,873          -0.04%             16,053             0.19%         12,167
           06/30/1996          15,031           1.09%             16,228             0.06%         12,174
           07/31/1996          15,129           0.90%             16,374             0.19%         12,197
           08/31/1996          15,163          -0.02%             16,371             0.19%         12,220
           09/30/1996          15,370           1.40%             16,600             0.32%         12,259
           10/31/1996          15,512           1.13%             16,788             0.32%         12,299
           11/30/1996          15,742           1.83%             17,095             0.19%         12,322
           12/31/1996          15,712          -0.42%             17,023             0.00%         12,322
           01/31/1997          15,725           0.19%             17,056             0.32%         12,361
           02/28/1997          15,871           0.92%             17,213             0.31%         12,400
           03/31/1997          15,707          -1.33%             16,984             0.25%         12,431
           04/30/1997          15,831           0.84%             17,126             0.12%         12,446
           05/31/1997          16,046           1.51%             17,385            -0.06%         12,438
           06/30/1997          16,172           1.07%             17,571             0.12%         12,453
           07/31/1997          16,545           2.77%             18,058             0.12%         12,468
           08/31/1997          16,466          -0.94%             17,888             0.19%         12,492
           09/30/1997          16,660           1.19%             18,101             0.25%         12,523
           10/31/1997          16,763           0.64%             18,217             0.25%         12,554
           11/30/1997          16,889           0.59%             18,324            -0.06%         12,547
           12/31/1997          17,095           1.46%             18,592            -0.12%         12,532
           01/31/1998          17,246           1.03%             18,783             0.19%         12,555
           02/28/1998          17,281           0.03%             18,789             0.19%         12,579
           03/31/1998          17,293           0.09%             18,806             0.19%         12,603
           04/30/1998          17,253          -0.45%             18,721             0.18%         12,626
           05/31/1998          17,498           1.58%             19,017             0.18%         12,649
           06/30/1998          17,571           0.39%             19,091             0.12%         12,664
           07/31/1998          17,602           0.25%             19,139             0.12%         12,679
           08/31/1998          17,850           1.55%             19,435             0.12%         12,694
           09/30/1998          18,099           1.25%             19,678             0.12%         12,709
           10/31/1998          18,106           0.00%             19,678             0.24%         12,740
           11/30/1998          18,211           0.35%             19,747             0.00%         12,740
           12/31/1998          18,204           0.25%             19,797            -0.06%         12,732
           01/31/1999          18,379           1.19%             20,032             0.24%         12,763
           02/28/1999          18,357          -0.44%             19,944             0.12%         12,778
           03/31/1999          18,406           0.14%             19,972             0.30%         12,816
           04/30/1999          18,430           0.25%             20,022             0.73%         12,910
           05/31/1999          18,303          -0.58%             19,906             0.00%         12,910
           06/30/1999          18,039          -1.44%             19,619             0.00%         12,910
           07/31/1999          18,064           0.36%             19,690             0.30%         12,949
           08/31/1999          17,810          -0.80%             19,532             0.24%         12,980
           09/30/1999          17,786           0.04%             19,540             0.48%         13,042
           10/31/1999          17,480          -1.08%             19,329             0.18%         13,066
           11/30/1999          17,636           1.06%             19,534             0.06%         13,073
           12/31/1999          17,406          -0.75%             19,387             0.00%         13,073
           01/31/2000          17,227          -0.44%             19,302             0.24%         13,105
           02/29/2000          17,543           1.16%             19,526             0.59%         13,182
           03/31/2000          18,044           2.18%             19,952             0.82%         13,290

Total Return                   80.44%                             99.52%                           32.90%

* Source: Standard & Poor's Micropal.


CLASS B (1/1/99 - 3/31/00)

The following line graph compares the performance of the Franklin California Tax-Free Income Fund's Class B shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 1/1/99 to 3/31/00.

              Date          Franklin California Tax-Free    Lehman Brothers Municipal       CPI
                                Income Fund-Class B                Bond Index
           01/01/1999          10,000                          10,000                     10,000
           01/31/1999          10,083         1.19%            10,119        0.24%        10,024
           02/28/1999          10,079        -0.44%            10,074        0.12%        10,036
           03/31/1999          10,088         0.14%            10,089        0.30%        10,066
           04/30/1999          10,098         0.25%            10,114        0.73%        10,140
           05/31/1999          10,038        -0.58%            10,055        0.00%        10,140
           06/30/1999           9,875        -1.44%             9,910        0.00%        10,140
           07/31/1999           9,884         0.36%             9,946        0.30%        10,170
           08/31/1999           9,739        -0.80%             9,866        0.24%        10,194
           09/30/1999           9,736         0.04%             9,870        0.48%        10,243
           10/31/1999           9,550        -1.08%             9,764        0.18%        10,262
           11/30/1999           9,644         1.06%             9,867        0.06%        10,268
           12/31/1999           9,514        -0.75%             9,793        0.00%        10,268
           01/31/2000           9,412        -0.44%             9,750        0.24%        10,293
           02/29/2000           9,566         1.16%             9,863        0.59%        10,353
           03/31/2000           9,464         2.18%            10,078        0.82%        10,438

Total Return                   -5.36%                            0.78%                      4.38%

* Source: Standard & Poor's Micropal.

Past performance does not guarantee future results.

CLASS C (5/1/95 - 3/31/00)

The following line graph compares the performance of the Franklin California Tax-Free Income Fund's Class C shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 3/31/00.

             Date        Franklin California Tax-Free       Lehman Brothers Municipal            CPI
                              Income Fund-Class C                   Bond Index
          05/01/1995           9,902                         10,000                             10,000
          05/31/1995          10,140        3.19%            10,319            0.20%            10,020
          06/30/1995          10,060       -0.87%            10,229            0.20%            10,040
          07/31/1995          10,121        0.95%            10,326            0.00%            10,040
          08/31/1995          10,211        1.27%            10,458            0.26%            10,066
          09/30/1995          10,286        0.63%            10,523            0.20%            10,086
          10/31/1995          10,406        1.45%            10,676            0.33%            10,120
          11/30/1995          10,569        1.66%            10,853           -0.07%            10,112
          12/31/1995          10,675        0.96%            10,957           -0.07%            10,105
          01/31/1996          10,723        0.76%            11,041            0.59%            10,165
          02/29/1996          10,668       -0.68%            10,966            0.32%            10,198
          03/31/1996          10,562       -1.28%            10,825            0.52%            10,251
          04/30/1996          10,537       -0.28%            10,795            0.39%            10,291
          05/31/1996          10,542       -0.04%            10,791            0.19%            10,310
          06/30/1996          10,649        1.09%            10,908            0.06%            10,316
          07/31/1996          10,728        0.90%            11,006            0.19%            10,336
          08/31/1996          10,747       -0.02%            11,004            0.19%            10,356
          09/30/1996          10,873        1.40%            11,158            0.32%            10,389
          10/31/1996          10,984        1.13%            11,284            0.32%            10,422
          11/30/1996          11,127        1.83%            11,491            0.19%            10,442
          12/31/1996          11,100       -0.42%            11,443            0.00%            10,442
          01/31/1997          11,104        0.19%            11,464            0.32%            10,475
          02/28/1997          11,202        0.92%            11,570            0.31%            10,508
          03/31/1997          11,096       -1.33%            11,416            0.25%            10,534
          04/30/1997          11,179        0.84%            11,512            0.12%            10,547
          05/31/1997          11,309        1.51%            11,686           -0.06%            10,540
          06/30/1997          11,393        1.07%            11,811            0.12%            10,553
          07/31/1997          11,667        2.77%            12,138            0.12%            10,565
          08/31/1997          11,590       -0.94%            12,024            0.19%            10,586
          09/30/1997          11,722        1.19%            12,167            0.25%            10,612
          10/31/1997          11,788        0.64%            12,245            0.25%            10,639
          11/30/1997          11,872        0.59%            12,317           -0.06%            10,632
          12/31/1997          12,027        1.46%            12,497           -0.12%            10,619
          01/31/1998          12,128        1.03%            12,626            0.19%            10,640
          02/28/1998          12,130        0.03%            12,629            0.19%            10,660
          03/31/1998          12,149        0.09%            12,641            0.19%            10,680
          04/30/1998          12,098       -0.45%            12,584            0.18%            10,699
          05/31/1998          12,264        1.58%            12,783            0.18%            10,719
          06/30/1998          12,309        0.39%            12,832            0.12%            10,731
          07/31/1998          12,342        0.25%            12,865            0.12%            10,744
          08/31/1998          12,510        1.55%            13,064            0.12%            10,757
          09/30/1998          12,679        1.25%            13,227            0.12%            10,770
          10/31/1998          12,679        0.00%            13,227            0.24%            10,796
          11/30/1998          12,729        0.35%            13,274            0.00%            10,796
          12/31/1998          12,719        0.25%            13,307           -0.06%            10,789
          01/31/1999          12,835        1.19%            13,465            0.24%            10,815
          02/28/1999          12,831       -0.44%            13,406            0.12%            10,828
          03/31/1999          12,841        0.14%            13,425            0.30%            10,861
          04/30/1999          12,852        0.25%            13,458            0.73%            10,940
          05/31/1999          12,774       -0.58%            13,380            0.00%            10,940
          06/30/1999          12,566       -1.44%            13,187            0.00%            10,940
          07/31/1999          12,577        0.36%            13,235            0.30%            10,973
          08/31/1999          12,394       -0.80%            13,129            0.24%            10,999
          09/30/1999          12,389        0.04%            13,134            0.48%            11,052
          10/31/1999          12,152       -1.08%            12,992            0.18%            11,072
          11/30/1999          12,273        1.06%            13,130            0.06%            11,079
          12/31/1999          12,107       -0.75%            13,032            0.00%            11,079
          01/31/2000          11,977       -0.44%            12,974            0.24%            11,105
          02/29/2000          12,173        1.16%            13,125            0.59%            11,171
          03/31/2000          12,511        2.18%            13,411            0.82%            11,262

Total Return                  25.11%                         34.11%                             12.62%

* Source: Standard & Poor's Micropal.

AVERAGE ANNUAL TOTAL RETURN
3/31/00

CLASS C
--------------------------------------------------------------------------------

1-Year                                                                    -4.37%
3-Year                                                                    +3.75%
Since Inception (5/1/95)                                                  +4.66%

*Source: Standard & Poor's Micropal.

Past performance does not guarantee future results.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Highlights

                                                                                   CLASS A
                                                  --------------------------------------------------------------------------
                                                                            YEAR ENDED MARCH 31,
                                                  --------------------------------------------------------------------------
                                                     2000            1999           1998            1997            1996
                                                  --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a)
(for a share outstanding throughout the year)
Net asset value, beginning of year .............  $      7.40     $      7.35    $      7.09     $      7.18    $       7.11
                                                  --------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                    .38             .39            .42             .43             .44
 Net realized and unrealized gains (losses) ....         (.53)            .07            .27            (.04)            .07
                                                  --------------------------------------------------------------------------
Total from investment operations ...............         (.15)            .46            .69             .39             .51
                                                  --------------------------------------------------------------------------
Less distributions from:
 Net investment income .........................         (.36)           (.39)          (.42)           (.43)           (.44)
 Net realized gains ............................         (.01)           (.02)          (.01)           (.05)             --
                                                  --------------------------------------------------------------------------
Total distributions ............................         (.37)           (.41)          (.43)           (.48)           (.44)
                                                  --------------------------------------------------------------------------
Net asset value, end of year ...................  $      6.88     $      7.40    $      7.35     $      7.09    $       7.18
                                                  ==========================================================================

Total Return(b) ................................        (1.97%)          6.43%         10.10%           5.67%           7.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ................  $12,859,577     $15,473,713    $14,767,307     $13,633,542    $ 13,312,666
Ratio to average net assets:
 Expenses ......................................          .57%            .57%           .56%            .56%            .55%
 Net investment income .........................         5.40%           5.21%          5.71%           6.07%           6.14%
Portfolio turnover rate ........................        12.10%          18.66%         17.29%          11.96%          19.24%

(a) Based on average shares outstanding effective March 31, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Highlights (continued)

                                                               CLASS B
                                                       -------------------------
                                                         YEAR ENDED MARCH 31,
                                                       -------------------------
                                                         2000         1999(c)
                                                       -------------------------

PER SHARE OPERATING PERFORMANCE(a)
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................  $   7.39      $   7.41
                                                       -------------------------
Income from investment operations:
 Net investment income ..............................       .34           .10
 Net realized and unrealized losses .................      (.52)         (.03)
                                                       -------------------------
Total from investment operations ....................      (.18)          .07
                                                       -------------------------
Less distributions from:
 Net investment income ..............................      (.33)         (.09)
 Net realized gains .................................      (.01)           --
                                                       -------------------------
Total distributions .................................      (.34)         (.09)
                                                       -------------------------
Net asset value, end of year ........................  $   6.87      $   7.39

Total Return(b) .....................................     (2.51%)        0.88%
                                                       =========================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .....................  $110,933      $ 43,674
Ratio to average net assets:
 Expenses ...........................................      1.14%        1.14%(d)
 Net investment income ..............................      4.87%        4.59%(d)
Portfolio turnover rate .............................     12.10%        18.66%

(a) Based on average shares outstanding effective March 31, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) For the period January 1, 1999 (effective date) to March 31, 1999.

(d) Annualized


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Highlights (continued)

                                                                           CLASS C
                                                ------------------------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                                                ------------------------------------------------------------------
                                                  2000         1999         1998         1997          1996(c)
                                                ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a)
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........   $   7.39     $   7.35     $   7.09     $   7.18       $  7.09
                                                ------------------------------------------------------------------
Income from investment operations:
 Net investment income ......................        .34          .35          .38          .39           .38
 Net realized and unrealized gains (losses) .       (.53)         .06          .27         (.04)          .08
                                                ------------------------------------------------------------------
Total from investment operations ............       (.19)         .41          .65          .35           .46
                                                ------------------------------------------------------------------
Less distributions from:
 Net investment income ......................       (.32)        (.35)        (.38)        (.39)         (.37)
 Net realized gain ..........................       (.01)        (.02)        (.01)        (.05)           --
                                                ------------------------------------------------------------------
Total distributions .........................       (.33)        (.37)        (.39)        (.44)         (.37)
                                                ------------------------------------------------------------------
Net asset value, end of year ................   $   6.87     $   7.39     $   7.35     $   7.09       $  7.18
                                                ==================================================================

Total Return(b) .............................      (2.54%)       5.70%        9.49%        5.06%         6.62%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............   $367,874     $464,535     $295,976     $138,509       $47,685
Ratio to average net assets:
 Expenses ...................................       1.14%        1.14%        1.14%        1.14%         1.14%(d)
 Net investment income ......................       4.82%        4.61%        5.13%        5.47%         5.55%(d)
Portfolio turnover rate .....................      12.10%       18.66%       17.29%       11.96%        19.24%

(a) Based on average shares outstanding effective March 31, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) For the period January 1, 1995 (effective date) to March 31, 1996.

(d) Annualized


                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000

                                                                                            PRINCIPAL
                                                                                             AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.1%
BONDS 87.3%

ABAG Finance Authority for Nonprofit Corps. COP,
    6.75%, 8/01/20 ...................................................................    $  3,955,000   $  4,210,968
    6.125%, 3/01/21 ..................................................................       4,245,000      4,344,715
    Butte Valley-Tulelake Rural Health, 6.65%, 10/01/22 ..............................       5,300,000      5,440,026
    Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 ............................       6,000,000      5,438,160
    Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 ............................      16,975,000     14,597,651
    Home for Jewish Parents, Insured, 5.625%, 5/15/22 ................................       5,000,000      4,885,300
    Lytton Gardens Inc., Insured, 6.00%, 2/15/30 .....................................       5,000,000      4,978,900
    MFHR, Palo Alto Gardens Apartments, Series A, 5.45%, 4/01/39 .....................       5,500,000      4,880,700
    Milestones Human Services Inc., Insured, 5.65%, 7/01/22 ..........................       2,000,000      1,960,140
    Miramonte Mental Health Services, Insured, 6.60%, 7/01/22 ........................       1,250,000      1,288,850
    Odd Fellows Home, 6.00%, 8/15/24 .................................................       5,525,000      5,468,700
    Peninsula Family YMCA, Series A, Pre-Refunded, 6.80%, 10/01/11 ...................       2,325,000      2,452,643
    Rehabilitation Mental Health Services Inc. Project, Insured, 6.50%, 6/01/12 ......       2,000,000      2,094,280
    Rehabilitation Mental Health Services Inc. Project, Insured, 6.55%, 6/01/22 ......       2,370,000      2,438,090
    Rhoda Haas Goldman Plaza, Insured, 5.125%, 5/15/23 ...............................       5,000,000      4,528,950
    United Way of Santa Clara County Project, 7.20%, 7/01/11 .........................       2,445,000      2,541,944
ABAG Finance Corp. COP, ABAG XXV, 6.80%, 8/01/12 .....................................       4,500,000      4,602,915
ABAG Revenue,
    Mello-Roos, Refunding and Improvement, Series A, FSA Insured, 5.125%, 9/01/21 ....       4,760,000      4,462,881
    Mello-Roos, Refunding and Improvement, Series A, FSA Insured, 5.20%, 9/01/27 .....       4,140,000      3,849,041
    Tax Allocation, RDA Pool, Series A, FSA Insured, 6.00%, 12/15/24 .................       6,000,000      6,088,440
    Tax Allocation, RDA Pool, Series A4, FSA Insured, 5.875%, 12/15/25 ...............       5,000,000      5,047,650
    Tax Allocation, RDA Pool, Series A6, FSA Insured, 5.375%, 12/15/25 ...............       3,670,000      3,509,805
ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA
  Insured, 5.30%, 10/01/21 ...........................................................       5,450,000      5,227,368
Adelanto Improvement Agency Tax Allocation,
    Adelanto Improvement Project, Series 1990, Pre-Refunded, 8.00%, 8/01/20 ..........      12,630,000     12,971,389
    Adelanto Improvement Project, Series 1990, Pre-Refunded, 8.25%, 8/01/20 ..........       1,855,000      1,975,074
    Refunding, Series 1985, ETM, 8.125%, 6/01/15 .....................................       7,155,000      7,201,436
Agua Mansa Industrial Growth Association Special Tax, CFD No. 8, 8.25%, 9/01/17 ......      15,930,000     16,279,982
Alameda County COP,
    Alameda County Medical Center Project, MBIA Insured, 5.00%, 6/01/23 ..............      19,195,000     17,156,491
    Alameda County Medical Center Project, MBIA Insured, 5.30%, 6/01/26 ..............       7,000,000      6,476,820
    Alameda County Medical Center Project, MBIA Insured, 5.00%, 6/01/28 ..............       8,925,000      7,867,388
    Capital Projects, Series 1992, Pre-Refunded, 6.75%, 6/01/16 ......................      10,500,000     11,192,580
Alameda-Contra Costa Transit COP, Refunding, 7.60%, 8/01/18 ..........................      23,675,000     24,167,203
Alhambra RDA, Tax Allocation, Industrial Redevelopment Project, Refunding,
    6.375%, 5/01/23 ..................................................................       2,560,000      2,572,109
Alvord USD,
    Series A, FGIC Insured, 5.375%, 8/01/27 ..........................................       6,100,000      5,818,424
    Series B, FGIC Insured, 5.50%, 8/01/27 ...........................................       5,000,000      4,815,050
Anaheim PFA, Lease Revenue, Public Improvements Project, Series A, FSA
  Insured, 5.00%,
    9/01/27 ..........................................................................       8,900,000      8,029,402
    3/01/37 ..........................................................................     146,010,000    127,906,220
Antioch Area Public Facilities Financing Agency Special Tax, CFD No. 1989-1,
  MBIA Insured, 5.50%, 8/01/22 .......................................................       4,870,000      4,741,432
Antioch Development Agency Tax Allocation, Project 1, Refunding, FGIC Insured,
  6.40%, 9/01/17 .....................................................................       4,895,000      5,131,771
Antioch PFA, Reassessment Revenue, sub. lien,
    Refunding, 5.60%, 9/02/09 ........................................................       1,290,000      1,243,586
    Refunding, Series B, 5.50%, 9/02/08 ..............................................       1,225,000      1,184,563

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                            PRINCIPAL
                                                                                             AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

Antioch PFA, Reassessment Revenue, sub. lien, (cont.)
    Series B, 5.10%, 9/02/04 .........................................................    $  1,985,000   $  1,951,275
    Series B, 5.30%, 9/02/06 .........................................................       2,195,000      2,144,713
Apple Valley Insured Health Facilities Revenue COP, 7.30%, 6/01/20 ...................       3,500,000      3,581,095
Arcadia Hospital Revenue, Methodist Hospital of Southern California,
    6.50%, 11/15/12 ..................................................................       2,295,000      2,362,748
    6.625%, 11/15/22 .................................................................       3,750,000      3,838,350
Azusa PFAR,
    Local Agency, Series A, Pre-Refunded, 7.75%, 8/01/20 .............................      10,225,000     10,556,597
    Water Systems Acquisition Project, Refunding, Series A, FGIC Insured,
      5.50%, 7/01/20 .................................................................       5,200,000      5,087,732
Bakersfield Hospital Revenue, Adventist Health Systems West, Refunding,
  MBIA Insured, 5.50%, 3/01/19 .......................................................       6,085,000      5,931,171
Bakersfield PFAR, Series A, 6.10%, 9/15/10 ...........................................      11,070,000     11,446,601
Baldwin Park PFAR, Tax Allocation,
    Refunding, Series A, 7.10%, 9/01/24 ..............................................       2,000,000      2,082,040
    Series A, 7.75%, 8/01/19 .........................................................       5,265,000      5,369,879
    Series B, 7.75%, 8/01/21 .........................................................       5,795,000      5,906,090
Belmont RDA, Tax Allocation, Los Costanos Community Development, Series A,
    6.70%, 8/01/14 ...................................................................       1,235,000      1,357,327
    6.25%, 8/01/17 ...................................................................       2,080,000      2,172,955
    6.80%, 8/01/23 ...................................................................       2,310,000      2,547,791
Belmont - Redwood Shores School District, Series A, 5.50%, 9/01/22 ...................       6,500,000      6,320,275
Berkeley Hospital Revenue, Alta Bates Hospital,
    Series B, Pre-Refunded, 7.65%, 12/01/15 ..........................................       5,730,000      5,866,832
    Series C, Pre-Refunded, 7.60%, 12/01/15 ..........................................       2,850,000      2,941,086
Brea and Olinda USD, COP, High School Refinancing Program, Refunding,
    Series A, FSA Insured, 6.25%, 8/01/18 ............................................      12,645,000     13,058,112
    Series B, 7.00%, 8/01/18 .........................................................       9,120,000      9,550,646
Brea PFA, Water Revenue, Series B, FGIC Insured, Pre-Refunded, 6.25%, 7/01/21 ........      11,070,000     11,354,167
Brea PFAR, Tax Allocation, Redevelopment Project, Series A, MBIA Insured,
    7.00%, 8/01/15 ...................................................................       1,720,000      1,805,742
    6.75%, 8/01/22 ...................................................................       4,395,000      4,573,569
    7.00%, 8/01/23 ...................................................................       6,150,000      6,438,743
Brea RDA, Tax Allocation, Redevelopment Project, Refunding, MBIA Insured,
    6.125%, 8/01/13 ..................................................................      12,845,000     13,523,473
    5.75%, 8/01/23 ...................................................................       5,400,000      5,419,116
Brentwood 1915 Act, Infrastructure Financing, Reassessment, Series A, FSA
  Insured, 5.80%, 9/02/17 ............................................................       5,300,000      5,417,978
Brentwood RDA, Tax Allocation, Brentwood Redevelopment Project, Series A, 7.70%,
  11/01/08 ...........................................................................       2,000,000      2,042,700
Brisbane PFAR, 8.00%, 9/02/15 ........................................................       5,700,000      5,857,605
Buena Park CRDA, Tax Allocation, Central Business District Project, Refunding,
  Series A, 7.10%, 9/01/14 ...........................................................       7,000,000      7,381,290
Burbank Parking Authority, Special Tax, CFD No. 1, 8.375%, 10/01/06 ..................       1,245,000      1,283,259
Burbank RDA, Tax Allocation,
   City Center Redevelopment Project, Refunding, Series A, FSA Insured, 5.50%,
     12/01/23 ........................................................................       5,000,000      4,851,650
   Refunding, Series A, 6.00%, 12/01/23 ..............................................       6,500,000      6,378,645
Burton Elementary School District COP, Loan Acquisition, Capital Appreciation,
   Series A, FSA Insured, 6.60%, 9/01/27 .............................................         820,000        861,804

Calexico CRDA Revenue, Tax Allocation, Merged Central Business and Residential,
   Refunding, FSA Insured, 5.80%, 8/01/24 ............................................       5,840,000      5,868,616

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE

------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  California Counties Lease Financing Authority COP, CSAC Financing Corp.,
     Amador County Project, ETM,  7.70%, 10/01/09 ...............................................   $ 2,565,000      $     2,927,871
  California Educational Facilities Authority Revenue,
        Chapman College, 7.30%, 1/01/02 .........................................................       365,000              378,556
        Chapman College, Pre-Refunded, 7.30%, 1/01/02 ...........................................       385,000              401,836
        Chapman College, Pre-Refunded, 7.50%, 1/01/18 ...........................................     3,000,000            3,136,620
        Chapman University, Refunding, Connie Lee Insured, 5.125%, 10/01/26 .....................    10,000,000            9,092,100
        St. Mary's College of California Project, Pre-Refunded, 7.50%, 10/01/20 .................     2,100,000            2,179,338
        Stanford University, Refunding, Series O, 5.125%, 1/01/31 ...............................    21,250,000           19,456,713
        Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 ............................     6,000,000            6,069,660
  California Health Facilities Financing Authority Revenue,
        Adventist Health Systems West, Series B, MBIA Insured, 6.25%, 3/01/21 ...................     2,930,000            2,977,876
        AIDS Health Care Foundation, Refunding, Series C, California
        Mortgage Insured, 6.25%, 9/01/17 ........................................................     1,750,000            1,786,243
        Association for Retarded Citizens of San Diego, CHFCLP Insured,
        Pre-Refunded, 7.00%, 5/01/21 ............................................................     3,650,000            3,781,510
        California Autism Foundation Inc., Series A, CHFCLP Insured, 6.25%, 11/01/20 ............     3,560,000            3,535,365
        Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.75%, 7/01/15 .............    12,500,000           12,768,125
        Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 .............     7,300,000            7,499,582
        Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/25 .............     1,000,000            1,012,850
        Catholic Healthcare West, Series A, 5.00%, 7/01/18 ......................................    40,000,000           31,514,400
        Catholic Healthcare West, Series A, 5.00%, 7/01/28 ......................................   140,630,000          103,447,428
        Catholic Healthcare West, Series A, MBIA Insured, 5.00%, 7/01/17 ........................     5,000,000            4,670,600
        Catholic Healthcare West, Series A, MBIA Insured, 5.125%, 7/01/24 .......................    11,500,000           10,509,275
        Cedarknoll Inc., Series B, California Mortgage Insured, Pre-Refunded, 7.50%, 8/01/20 ....     1,575,000            1,624,833
        Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/17 .....................    8,355,000            7,935,663
        Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/27 .....................   15,600,000           14,144,052
        Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%, 8/01/27 ......................   52,500,000           48,493,725
        Clinicas Del Camino, Series A, CHFCLP Insured, 6.55%, 5/01/25 ............................    4,500,000            4,701,240
        Community Provider, Pooled Loan Program, Series A, Pre-Refunded, 7.35%, 6/01/20 ..........      730,000              748,506
        County Program, Series B, 7.20%, 1/01/12 .................................................    2,385,000            2,397,164
        El Proyecto, Series A, CHFCLP Insured, 5.50%, 12/01/22 ...................................    3,350,000            3,219,819
        Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/18 ..............................    5,000,000            4,578,950
        Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/28 ..............................   25,390,000           22,370,367
        Families First, Series A, California Mortgage Insured, 6.00%, 12/01/25 ...................   11,365,000           11,426,144
        Feedback Foundation Inc., Series A, CHFCLP Insured, 6.50%, 12/01/22 ......................    4,240,000            4,366,140
        Hospital of the Good Samaritan, Refunding, 6.90%, 9/01/07 ................................   13,920,000           14,299,738
        Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 ................................   71,050,000           70,887,296
        Kaiser Permanente, Series A, 5.40%, 5/01/28 ..............................................   46,000,000           39,944,100
        Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/20 .................................   32,295,000           29,257,655
        Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/24 .................................  136,775,000          121,750,266
        Kaiser Permanente, Series A, Pre-Refunded, 6.50%, 12/01/20 ...............................   11,000,000           11,402,930
        Kaiser Permanente, Series B, 5.25%, 10/01/16 .............................................    7,515,000            6,827,227
        Kaiser Permanente, Series B, 5.00%, 10/01/18 .............................................   16,425,000           14,045,675
        Kaiser Permanente, Series B, 5.00%, 10/01/20 .............................................   36,520,000           30,616,542
        Kaiser Permanente, Series B, 5.40%, 5/01/28 ..............................................   80,000,000           69,468,000
        Lodi Memorial Hospital Association, Series A, CHFCLP Insured, 7.70%, 9/01/10 .............    4,000,000            4,125,240
        Marshall Hospital, Insured, Series A, 5.30%, 11/01/28 ....................................    5,500,000            5,110,930
        Mills-Peninsula Health, Refunding, Series A, Connie Lee Insured, 5.75%, 1/15/15 ..........   11,500,000           11,692,280
        Mills-Peninsula Health, Series B, Connie Lee Insured, 5.75%, 1/15/15 .....................    5,665,000            5,759,719



FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE

------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  California Health Facilities Financing Authority Revenue, (cont.)
        Northern California Presbyterian, 5.40%, 7/01/28 .........................................  $  6,340,000     $  5,366,113
        On Lok Senior Health Services, Series A, CHFCLP Insured, 6.40%, 12/01/12 .................     2,000,000        2,103,740
        On Lok Senior Health Services, Series A, CHFCLP Insured, 6.50%, 12/01/22 .................     7,525,000        7,748,869
        Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.75%, 7/01/15 ................     4,200,000        4,274,130
        Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%, 7/01/19 ...............     8,500,000        8,435,060
        San Diego Hospital Association, Refunding, Series A, MBIA Insured, 6.20%, 8/01/20 ........     8,250,000        8,430,593
        San Diego Hospital Association, Series A, Pre-Refunded, 6.95%, 10/01/21 ..................    21,145,000       22,351,111
        Scripps Memorial Hospital, Series A, MBIA Insured, 6.375%, 10/01/22 ......................     9,725,000        9,997,203
        Small Facilities Loan, Health Facilities, Refunding, Series B, Insured, 7.50%, 4/01/22 ...     5,000,000        5,470,700
        Small Facilities Loan, Health Facilities, Series A, CHFCLP Insured, 6.75%, 3/01/20 .......     5,500,000        5,687,605
        South Coast Medical Center, CHFCLP Insured, Pre-Refunded, 7.25%, 7/01/15 .................     3,000,000        3,083,310
        Southern California, Series A, CHFCLP Insured, 5.50%, 12/01/22 ...........................     3,070,000        2,950,700
        St. Francis Medical Center, Refunding, Series H, AMBAC Insured, 6.35%, 10/01/23 ..........     7,000,000        7,308,840
        St. Paul's Episcopal Home, CHFCLP Insured, 6.50%, 9/01/14 ................................     2,595,000        2,671,319
        Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 ........................     5,750,000        5,888,633
        Sutter Health, Series A, FSA Insured, 5.25%, 8/15/27 .....................................     5,300,000        4,895,345
        Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 .....................................    61,000,000       52,722,910
        Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/38 ....................................    25,860,000       22,330,369
        The Help Group, CHFCLP Insured, 5.40%, 8/01/22 ...........................................     7,420,000        7,041,506
        UCSF-Stanford Health Care, Refunding, Series A, FSA Insured, 5.00%, 11/15/31 .............     2,150,000        1,878,627
        UCSF-Stanford Health Care, Refunding, Series B, 5.00%, 11/15/31 ..........................    26,920,000       23,522,158
        UCSF-Stanford Health Care, Refunding, Series B, AMBAC Insured, 5.00%, 11/15/28 ...........    30,000,000       26,432,100
        Valleycare Hospital Corp., Refunding, 5.50%, 5/01/20 .....................................    11,640,000       11,255,182
        Walden House, State Guaranteed, 6.85%, 3/01/22 ...........................................     3,225,000        3,345,228
  California HFA, SFM Purchase,
        Class I, Series A-1, 6.05%, 8/01/26 ......................................................    13,935,000       13,961,895
        Refunding, Series A-2, FHA Insured, 6.45%, 8/01/25 .......................................     9,105,000        9,332,534
  California HFAR,
        Home Mortgage, Series A, 6.55%, 8/01/26 ..................................................     6,975,000        7,195,829
        Home Mortgage, Series C, 7.60%, 8/01/30 ..................................................    23,585,000       23,993,256
        Home Mortgage, Series D, 7.75%, 8/01/10 ..................................................     1,235,000        1,263,059
        Home Mortgage, Series D, MBIA Insured, 6.15%, 8/01/28 ....................................     5,250,000        5,297,618
        Home Mortgage, Series E, 6.70%, 8/01/25 ..................................................     5,730,000        5,928,545
        Home Mortgage, Series E, 6.375%, 8/01/27 .................................................    14,090,000       14,412,238
        Home Mortgage, Series E, AMBAC Insured, 6.10%, 8/01/29 ...................................    22,275,000       22,398,404
        Home Mortgage, Series E, MBIA Insured, 6.15%, 8/01/25 ....................................    16,550,000       16,691,172
        Home Mortgage, Series F, 6.75%, 8/01/11 ..................................................       865,000          895,855
        Home Mortgage, Series F-1, 6.875%, 8/01/15 ...............................................     3,350,000        3,506,043
        Home Mortgage, Series F-1, 7.00%, 8/01/26 ................................................     8,455,000        8,740,272
        Home Mortgage, Series G, 7.05%, 8/01/27 ..................................................     2,775,000        2,847,011
        Home Mortgage, Series H, 6.25%, 8/01/27 ..................................................    19,345,000       19,605,577
        Home Mortgage, Series I, MBIA Insured, 5.75%, 2/01/29 ....................................     8,100,000        7,844,688
        Home Mortgage, Series J, MBIA Insured, 5.40%, 8/01/28 ....................................     6,345,000        5,770,333
        Home Mortgage, Series J, MBIA Insured, 5.55%, 8/01/28 ....................................    10,000,000        9,363,900
        Home Mortgage, Series M, MBIA Insured, 5.60%, 8/01/29 ....................................    21,150,000       19,959,255
        Home Mortgage, Series N, 6.375%, 2/01/27 .................................................     6,905,000        7,062,917
        Home Mortgage, Series N, FSA Insured, 5.15%, 8/01/18 .....................................     6,000,000        5,507,040


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE

------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  California HFAR, (cont.)

        Home Mortgage, Series R, MBIA Insured, 6.15%, 8/01/27 ....................................  $  9,000,000     $9,081,630
        Home Mortgage, SF, Series A, 10.25%, 2/01/14 .............................................       465,000        467,599
        Home Mortgage, SF, Series B, 10.625%, 2/01/14 ............................................       170,000        170,189
        Housing Revenue, Series E, MBIA Insured, 6.625%, 8/01/14 .................................     4,365,000      4,575,087
        Housing Revenue, Series E, MBIA Insured, 6.75%, 8/01/26 ..................................    11,855,000     12,358,956
        Housing Revenue, Series F, MBIA Insured, 6.90%, 8/01/26 ..................................    11,345,000     11,863,353
        MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 .........................................     5,000,000      5,098,450
        MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 .........................................    15,000,000     13,703,400
        Multi-Unit Rental Housing, Series A, 6.875%, 2/01/22 .....................................     2,465,000      2,469,117
        Series B, MBIA Insured, 8.625%, 8/01/15 ..................................................     1,975,000      1,983,651
        Series B-1, Class 1, 5.65%, 8/01/28 ......................................................    13,190,000     12,529,181
        SFM, Series C-2, Class 1, FHA Insured, 5.65%, 2/01/25 ....................................    13,615,000     12,985,715
  California Mobilehome Park Financing Authority Revenue, Series A, FSA Insured,
        4.65%, 10/01/00 ..........................................................................        45,000         45,216
        4.80%, 10/01/01 ..........................................................................        45,000         45,347
        4.95%, 10/01/02 ..........................................................................        50,000         50,524
        5.05%, 10/01/03 ..........................................................................        50,000         50,750
        5.15%, 10/01/04 ..........................................................................        55,000         55,791
        5.25%, 10/01/05 ..........................................................................        55,000         55,996
        6.25%, 10/01/25 ..........................................................................     2,280,000      2,303,028
  California PCFA,
        PCR, PG&E Co., Series A, 6.625%, 6/01/09 .................................................     1,750,000      1,826,668
        PCR, Southern California Edison Co., Refunding, 6.90%, 12/01/17 ..........................     2,510,000      2,632,137
        PCR, Southern California Edison Co., Series B, 6.40%, 12/01/24 ...........................    29,000,000     29,817,220
        PCR, Southern California Edison Co., Series B, MBIA Insured, 6.40%, 12/01/24 .............    12,120,000     12,496,447
        Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project, 6.875%, 11/01/27 .......    17,205,000     16,738,056
  California Public Capital Improvement Financing Authority Revenue, Pooled Projects,
        Joint Powers Agency, Series E, 8.375%, 3/01/03 ...........................................    13,225,000     13,323,923
        Series A, 8.40%, 3/01/08 .................................................................    48,250,000     48,856,985
        Series A, 8.50%, 3/01/18 .................................................................   121,300,000    122,834,445
  California Resources Efficiency Financing Authority COP, Capital Improvement
        Program, Refunding,  AMBAC Insured,
        5.625%, 4/01/22 ..........................................................................     10,365,000    10,319,601
        5.75%, 4/01/27 ...........................................................................      7,885,000     7,906,841
  California Rural Home Mortgage Finance Authority SFMR, GNMA Secured, FNMA Insured,
        7.00%, 9/01/29 ...........................................................................      4,715,000     5,076,169
  California Special Districts Association Finance Corp. COP, Series F, 8.10%, 9/01/10 ...........        150,000       152,213
  California Special Districts Lease Financing Program COP,
        Series C, 7.90%, 4/01/14 .................................................................        135,000       136,449
        Series E, 7.70%, 12/01/09 ................................................................        205,000       207,712
        Series E, 7.75%, 12/01/19                                                                         305,000       308,761
  California State Department of Veteran Affairs Home Purchase Revenue,
        Refunding, Series A, 5.40%, 12/01/28 .....................................................      9,580,000     9,059,614
        Refunding, Series B, 5.50%, 12/01/18 .....................................................      2,500,000     2,409,475
        Series A, Chase Revenue, Series A, 5.20%, 12/01/27 .......................................     31,000,000    27,937,820
        Series B, 5.20%, 12/01/28 ................................................................     63,875,000    58,120,501
  California State Department of Water Resources Central Valley Project Water
        System Revenue, Refunding, Series Q, MBIA Insured, 5.375%, 12/01/27 ......................     53,000,000    50,541,860
        Series J-1, 6.00%, 12/01/20 ..............................................................      9,580,000     9,644,378

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE

------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  California State Department of Water Resources Central Valley Project Water
        System Revenue, (cont.)
        Series J-2, 6.00%, 12/01/20 ..............................................................   $ 22,865,000    $  23,018,653
        Series J-3, 6.00%, 12/01/20 ..............................................................     18,945,000       19,072,310
        Series L, 5.75%, 12/01/19 ................................................................     18,000,000       18,104,040
        Series L, 5.50%, 12/01/23 ................................................................     52,395,000       50,840,440
        Series L, 5.875%, 12/01/25 ...............................................................     40,070,000       40,322,842
        Series O, 5.00%, 12/01/22 ................................................................      5,500,000        5,039,375
        Series O, 4.75%, 12/01/25 ................................................................     16,000,000       13,904,640
        Series S, 5.00%, 12/01/29 ................................................................     24,595,000       22,078,686
  California State GO,
        6.00%, 8/01/19 ...........................................................................        905,000          924,448
        5.25%, 10/01/20 ..........................................................................     11,170,000       10,670,701
        6.00%, 5/01/24 ...........................................................................      2,565,000        2,599,961
        5.125%, 10/01/27 .........................................................................     39,835,000       36,621,909
        AMBAC Insured, 5.90%, 3/01/25 ............................................................        210,000          212,356
        AMBAC Insured, 5.125%, 10/01/27 ..........................................................     31,420,000       28,885,663
        FGIC Insured, 5.625%, 10/01/26 ...........................................................     41,500,000       41,021,090
        FSA Insured, 5.50%, 3/01/20 ..............................................................      5,500,000        5,382,520
        FSA Insured, 5.50%, 9/01/29 ..............................................................     30,000,000       28,817,100
        MBIA Insured, 6.00%, 8/01/24 .............................................................        990,000        1,003,919
        Refunding, 5.625%, 9/01/24 ...............................................................     10,650,000       10,558,623
        Series BR, 5.25%, 12/01/26 ...............................................................      5,000,000        4,480,900
        Series BR, 5.30%, 12/01/29 ...............................................................     13,000,000       11,670,100
        Various Purposes, FSA Insured, 5.50%, 4/01/19 ............................................      5,000,000        4,930,450
        Veterans Bonds, Series BD, BE, and BF, 6.40%, 2/01/22 ....................................     29,000,000       29,053,650
        Veterans Bonds, Series BD, BE, and BF, 6.55%, 2/01/25 ....................................     10,570,000       10,603,296
        Veterans Bonds, Series BD, BE, and BF, AMBAC Insured, 6.20%, 2/01/16 .....................     11,500,000       11,545,425
        Veterans Bonds, Series BD, BE, and BF, AMBAC Insured, 6.375%, 2/01/27 ....................     45,000,000       45,094,050
        Veterans Bonds, Series BH, 5.50%, 12/01/18 ...............................................     44,250,000       42,891,968
        Veterans Bonds, Series BH, 5.60%, 12/01/32 ...............................................     44,235,000       41,589,747
        Veterans Bonds, Series BH, FSA Insured, 5.50%, 12/01/24 ..................................     22,265,000       20,783,710
        Veterans Bonds, Series BM, 5.45%, 12/01/25 ...............................................     36,635,000       34,977,999
        Veterans Bonds, Series BN, 5.375%, 12/01/21 ..............................................     24,870,000       23,810,289
        Veterans Bonds, Series BN, 5.45%, 12/01/28 ...............................................     21,575,000       20,495,387
  California State HFAR, Home Mortgage, Series L, MBIA Insured, 6.40%, 8/01/27 ...................     14,955,000       15,321,098
  California State Local Government Finance Authority Revenue, Marin Valley, Series A,
   FSA Insured, 5.85%, 10/01/27 ...................................................................     6,735,000        6,803,293
  California State Public Works Board Lease Revenue,
        California Science Center, Series A, 5.25%, 10/01/22 .....................................      8,645,000        8,072,269
        California State University, Various Projects, Series A, 6.30%, 10/01/04 .................      5,250,000        5,557,755
        California State University, Various Projects, Series A, Pre-Refunded, 6.50%, 10/01/06 ...     10,695,000       11,397,768
        Department of Corrections, California State Prison at Coalinga, Series B, MBIA Insured,
        5.375%, 12/01/19 .........................................................................     15,250,000       14,860,668
        Department of Corrections, Corcoran II Facility, Series A, AMBAC Insured, 5.25%, 1/01/21 .     17,405,000       16,702,882
        Department of Justice Building, Series A, FSA Insured, 5.625%, 5/01/20 ...................      5,000,000        5,001,200
        Southern California Veterans Home, Series A, Pre-Refunded, 6.50%, 10/01/14 ...............      3,750,000        4,101,938
        Trustees California State University, Refunding, Series A, 5.00%, 10/01/19 ...............      8,500,000        7,698,875
        University of California, Various Projects, Refunding, Series A, 5.50%, 6/01/21 ..........     14,000,000       13,673,940
        University of California, Various Projects, Refunding, Series A, 5.00%, 6/01/23 ..........     23,175,000       21,185,195


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE

------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  California State Public Works Board Lease Revenue, (cont.)

        University of California, Various Projects, Series A, Pre-Refunded, 6.375%, 10/01/14 ..... $ 11,480,000      $    12,499,768
        University of California, Various Projects, Series A, Pre-Refunded, 6.375%, 11/01/14 .....   23,130,000           25,260,504
        University of California, Various Projects, Series B, 5.50%, 6/01/19 .....................   13,000,000           12,817,350
        University of California, Various Projects, Series B, Pre-Refunded, 6.625%, 12/01/14 .....    7,415,000            8,183,565
        Various California Community Colleges, Refunding, Series A, 5.90%, 4/01/17 ...............    8,320,000            8,494,304
  California Statewide CDA Revenue, COP,
        Catholic Healthcare West, MBIA Insured, 5.50%, 7/01/23 ...................................   11,240,000           10,770,056
        CHFCLP Insured, ETM, 5.90%, 8/01/21 ......................................................    4,000,000            4,042,440
        CHFCLP Insured, Families First Inc., 7.25%, 12/01/22 .....................................    5,120,000            5,527,552
        CHFCLP Insured Health Facilities, AIDS Project, Series A, 6.25%, 8/01/22 .................    2,590,000            2,637,682
        CHFCLP Insured Health Facilities, Children's Campus, 6.375%, 9/01/12 .....................    2,765,000            2,879,886
        CHFCLP Insured Health Facilities, Children's Campus, 6.50%, 9/01/22 ......................    3,000,000            3,085,080
        CHFCLP Insured Health Facilities, Eskaton Properties, 6.75%, 5/01/21 .....................    9,600,000           10,227,072
        CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured, Pre-Refunded,
        5.75%, 10/01/25 ..........................................................................   36,000,000           37,898,640
        CHFCLP Insured Hospital, Triad Health Care, Pre-Refunded, 6.50%, 8/01/22 .................   80,230,000           85,446,555
        CHFCLP Insured Hospital, Triad Health Care, Refunding, ETM, 6.25%, 8/01/06 ...............    2,000,000            2,109,440
        CHFCLP Insured Retirement Housing Foundation, Refunding, 6.625%, 4/15/12 .................    7,000,000            7,434,070
        CHFCLP Insured Retirement Housing Foundation, Refunding, 6.75%, 4/15/22 ..................   16,000,000           17,030,560
        Gemological Institute, Connie Lee Insured, 6.00%, 5/01/15 ................................    5,365,000            5,546,874
        Gemological Institute, Connie Lee Insured, 6.00%, 5/01/20 ................................    3,775,000            3,850,953
        Health Facilities, Barton Memorial Hospital, Refunding, Series B, 6.40%, 12/01/05 ........      250,000              260,148
        Salk Institute, Connie Lee Insured, 6.20%, 7/01/24 .......................................    7,065,000            7,251,233
        Sisters Charity Leavenworth, 5.00%, 12/01/23 .............................................   11,375,000            9,789,098
        Southern California Development Corp., 6.10%, 12/01/15 ...................................    2,255,000            2,317,148
        St. Joseph Health System Group, Pre-Refunded, 6.50%, 7/01/15 .............................    8,395,000            9,167,844
        St. Joseph Health System Group, Pre-Refunded, 6.625%, 7/01/21 ............................   12,500,000           13,710,500
        Sutter Health Obligated Group, MBIA Insured, 5.50%, 8/15/22 ..............................   25,520,000           24,503,794
        Sutter Health Obligated Group, Refunding, AMBAC Insured, 6.00%, 8/15/09 ..................    6,465,000            6,755,796
        Sutter Health Obligated Group, Refunding, AMBAC Insured, 6.125%, 8/15/22 .................    9,330,000            9,476,854
        Sutter Health Obligated Group, Refunding, MBIA Insured, 5.50%, 8/15/23 ...................   14,000,000           13,413,400
  California Statewide CDA,
        COP, California Lutheran Homes, ETM, 5.75%, 11/15/15 .....................................    5,000,000            5,050,350
        COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ....................................   37,685,000           32,780,674
        COP, FSA Insured, 5.50%, 8/15/31 .........................................................    9,000,000            8,463,240
        COP, Kaiser Permanente, 5.30%, 12/01/15 ..................................................   32,200,000           29,759,562
        COP, MBIA Insured, 5.00%, 4/01/18 ........................................................    7,000,000            6,482,770
        COP, MBIA Insured, 5.125%, 4/01/23 .......................................................    6,000,000            5,546,520
        COP, St. Joseph Health System, Refunding, 5.125%, 7/01/17 ................................    5,000,000            4,655,450
        COP, St. Joseph Health System, Refunding, 5.25%, 7/01/21 .................................   16,250,000           14,789,450
        COP, The Internext Group, 5.375%, 4/01/17 ................................................    5,000,000            4,248,350
        COP, The Internext Group, 5.375%, 4/01/30 ................................................   27,680,000           21,588,186
        Lease Revenue, Oakland Convention Center Project, Refunding, AMBAC Insured,
        5.50%, 10/01/14 ..........................................................................   10,000,000           10,073,800
        Lease Revenue, Special Facilities, United Airlines, Los Angeles, 5.625%, 10/01/34 ........   65,920,000           56,644,397
        Lease Revenue, Special Facilities, United Airlines, Series A, 5.70%, 10/01/33 ............   26,125,000           22,715,165
        MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39 .....................    7,453,000            7,638,654
        MFHR, Series E, FNMA Insured, 6.40%, 6/01/28 .............................................    8,000,000            8,163,840
        Water Revenue, Refunding, Series A, 6.10%, 7/01/21 .......................................    4,615,000            4,633,460

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                    PRINCIPAL
                                                                                                    AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  California Statewide Communities Development Corp. COP, Pacific Homes, Series A,
  Pre-Refunded, 6.00%, 4/01/17 ................................................................... $ 6,270,000       $     6,649,084
  California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 ............................  20,000,000            19,019,400
  Camarillo COP, Capital Improvement Corp., ETM, 7.625%, 4/01/08 .................................   4,150,000             4,259,726
  Campbell Housing Facility Revenue, San Tomas Gardens Project, Series A, 6.625%, 10/20/34 .......   5,615,000             5,736,340
  Camrosa Water District COP, Water System Improvement Projects, MBIA Insured, 6.00%, 1/15/20 ....   5,120,000             5,227,878
  Capistrano Bay Park and Recreation District COP, Special Lease Finance, Series Q, 6.35%,
  8/01/12 ........................................................................................   2,800,000             2,839,032
  Carson RDA, Project Area No. 1, Refunding, Series 1992, 6.375%,
        10/01/12 .................................................................................    3,965,000            4,115,670
        10/01/16 .................................................................................    1,565,000            1,600,103
  Castaic Lake Water Agency COP, Water System Improvement Project, Refunding,
  Series A, MBIA Insured,
        6.125%, 8/01/15 ..........................................................................   11,540,000           12,076,264
        6.00%, 8/01/18 ...........................................................................    5,345,000            5,474,135
  Cathedral City PFAR, Tax Allocation, Redevelopment Projects, Refunding, Series A,
  MBIA Insured, 5.70%, 8/01/24 ...................................................................   11,210,000           11,215,605
  Central San Joaquin Water Conservation District COP, Series 1990, Pre-Refunded,
  7.65%, 12/01/18 ................................................................................    4,630,000            4,878,863
  Cerritos PFAR, Los Coyotes Redevelopment Project Loan, Series A, AMBAC Insured,
  5.75%, 11/01/22 ................................................................................    3,500,000            3,514,700
  Chaffey Community College District COP, Pre-Refunded, 7.40%, 11/01/14 ..........................    5,000,000            5,659,000
  Chico PFAR, Southeast Chico Redevelopment Project, Series A, FGIC Insured, 6.625%, 4/01/21 .....    1,955,000            2,007,531
  Chico RDAR, COP, Insured Health Facilities, Sierra Sunrise Lodge,
        6.80%, 2/01/11 ...........................................................................    4,110,000            4,255,206
        6.75%, 2/01/21 ...........................................................................    2,800,000            2,878,064
  Chino RDA, Tax Allocation, Central City Redevelopment Project, 7.00%, 9/01/22 ..................    9,980,000           10,452,054
  Chino USD, COP, Land Acquisition,
        Series A, FSA Insured, 6.60%, 9/01/14 ....................................................    1,265,000            1,304,101
        Series A, FSA Insured, 6.70%, 9/01/29 ....................................................    7,105,000            7,271,115
        Series D, BIG Insured, 7.45%, 9/01/24 ....................................................    7,605,000            7,768,888
        Series E, BIG Insured, 7.50%, 9/01/24 ....................................................      495,000              505,687
  Clayton 1915 Act, Limited Obligation, Contra Costa County, Oakhurst Country Club,
        8.10%, 9/02/01 ...........................................................................       55,000               56,257
        8.20%, 9/02/02 ...........................................................................       80,000               82,943
        8.25%, 9/02/03 ...........................................................................       75,000               77,662
        8.30%, 9/02/04 ...........................................................................      105,000              108,682
        8.30%, 9/02/05 ...........................................................................      125,000              129,280
        8.35%, 9/02/06 ...........................................................................      115,000              120,414
        8.35%, 9/02/07 ...........................................................................      140,000              144,717
        8.375%, 9/02/08 ..........................................................................      145,000              149,798
        8.375%, 9/02/09 ..........................................................................      160,000              165,267
        8.40%, 9/02/10 ...........................................................................       20,000               20,659
        8.40%, 9/02/11 ...........................................................................      160,000              165,270
        8.40%, 9/02/12 ...........................................................................      195,000              201,382
        8.40%, 9/02/13 ...........................................................................      220,000              227,201
  Clayton Special Tax, CFD No. 90-1, Pre-Refunded, 8.60%, 9/02/22 ................................    6,215,000            6,468,634
  Clovis COP, Pre-Refunded, 7.20%, 8/01/11 .......................................................    2,670,000            2,819,814
  Coachella RDA, Tax Allocation, Project Area No. 4, Pre-Refunded, 8.45%, 9/01/20 ................    1,750,000            1,816,605
  Coachella Valley COP, ID No. 71, Storm Water District, Flood Control Project,
  Pre-Refunded, 6.75%, 10/01/12 ..................................................................    3,000,000            3,214,620
  Coachella Valley USD, COP, 8.25%, 9/01/12 ......................................................    6,270,000            6,481,236
  Colma 1915 Act, Local ID No. 1, Refunding, 4.90%, 9/02/00 ......................................      440,000              440,937

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE

------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  Colton RDA, MFR, Seniors Housing Project, Series A, 7.75%, 7/01/22 .............................   $  4,100,000     $  4,120,869
  Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 ................................      1,555,000        1,594,233
  Commerce Joint Powers Financing Authority Lease Revenue, Community Center, Series A,
  6.25%, 10/01/22 ................................................................................      4,000,000        3,999,960
  Commerce Refuse to Energy Authority Revenue, Refunding, Series 1994, 8.75%, 7/01/10 ............     31,825,000       35,321,613
  Compton COP, Civic Center and Capital Improvement, Refunding, Series A, 5.50%, 9/01/15 .........      5,000,000        4,765,100
  Compton CRDA, Tax Allocation, Series 1, FSA Insured, 6.75%, 8/01/13 ............................      7,005,000        7,418,085
  Compton Sewer Revenue, Pre-Refunded, 6.75%, 7/01/23 ............................................      4,535,000        4,910,317
  Concord RDA, Tax Allocation, Central Concord Redevelopment Project, Refunding,
  Sub Series A, 6.00%, 7/01/19 ...................................................................      8,395,000        8,161,031
  Contra Costa County COP,
        Merrithew Memorial Hospital Project, Refunding, MBIA Insured, 5.50%, 11/01/22 ............     11,000,000       10,560,330
        Series 1994, Pre-Refunded, 6.50%, 8/01/24 ................................................      4,500,000        4,910,805
  Contra Costa County MFHR, Byron Park Project, Refunding, Series C, GNMA Secured,
        6.40%, 1/20/31 ...........................................................................      5,930,000        6,098,116
  Contra Costa Transportation Authority Revenue, Sales Tax, Series A,
        ETM, 6.875%, 3/01/07 .....................................................................     13,900,000       14,978,362
        FGIC Insured, ETM, 6.50%, 3/01/09 ........................................................      1,000,000        1,039,800
  Corcoran Hospital District Revenue, Series A, 6.55%, 7/01/12 ...................................      1,245,000        1,284,691
  Corona 1915 Act,
        AD No. 79-2 and 80-1, Refunding, 8.10%, 9/02/00 ..........................................      1,480,000        1,498,737
        AD No. 79-2 and 80-1, Refunding, 8.10%, 9/02/01 ..........................................      1,575,000        1,619,966
        AD No. 79-2 and 80-1, Refunding, 8.10%, 9/02/02 ..........................................      1,540,000        1,597,072
        AD No. 79-2 and 80-1, Refunding, 8.10%, 9/02/03 ..........................................      1,650,000        1,710,456
        AD No. 79-2 and 80-1, Refunding, 8.10%, 9/02/04 ..........................................      1,885,000        1,952,898
        AD No. 79-2, Northeast Area, Series B, 7.80%, 9/02/00 ....................................        810,000          819,291
        AD No. 79-2, Northeast Area, Series B, 7.80%, 9/02/01 ....................................        875,000          896,490
        AD No. 79-2, Northeast Area, Series B, 7.85%, 9/02/02 ....................................        925,000          958,365
        AD No. 79-2, Northeast Area, Series B, 7.85%, 9/02/03 ....................................        985,000        1,020,115
        AD No. 79-2, Northeast Area, Series B, 7.85%, 9/02/04 ....................................      1,055,000        1,091,957
  Corona COP,
        Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 .........................     15,000,000       18,977,100
        Vista Hospital System, Refunding, Series C, 7.315%, 7/01/20 ..............................     22,325,000       20,985,500
  Corona RDA, Tax Allocation, Redevelopment Project Area A, Refunding, Series A, FGIC Insured,
        6.25%, 9/01/16 ...........................................................................      3,000,000        3,151,260
  Corona-Norco USD, Lease Revenue, Land Acquisition, Series A, FSA Insured, 6.00%, 4/15/29 .......     18,435,000       18,694,749
  CSAC Finance Corp. COP, Sutter County, Health Facilities Program, 7.80%, 1/01/21 ...............      2,100,000        2,109,975
  Culver City USD, GO, MBIA Insured, 5.75%, 8/01/36 ..............................................      5,000,000        5,002,800
  Cupertino COP,
        Memorial Park Expansion Project, Bank Qualified, Pre-Refunded, 7.25%, 7/01/10 ............      4,110,000        4,224,628
        Refunding, Series A, 5.75%, 1/01/16 ......................................................      5,000,000        5,044,800
        Refunding, Series B, 6.25%, 7/01/10 ......................................................      3,535,000        3,701,993
  Cypress COP, Civic Center, Refunding and Improvement Project, 6.80%, 8/01/17 ...................      3,440,000        3,587,370
  Desert Hot Springs RDA, Tax Allocation, Redevelopment Project No. 2,
       Series A, 6.625%, 9/01/20 .................................................................      1,230,000        1,242,940
  Duarte COP,
        City Civic Center, Refunding, 7.00%, 6/15/22 .............................................      5,370,000        5,553,869
        Refunding, Series A, 5.25%, 4/01/24 ......................................................      5,000,000        4,172,650
        Series A, 5.25%, 4/01/19 .................................................................      5,000,000        4,312,450
        Series A, 5.25%, 4/01/31 .................................................................     12,500,000       10,150,875


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE

------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  East Bay MUD,

        Wastewater System Revenue, sub., MBIA Insured, 5.00%, 6/01/38 ............................  $ 23,115,000      $ 20,113,748
        Water System Revenue, sub., MBIA Insured, 5.00%, 6/01/38 .................................    64,095,000        55,772,905
        Water System Revenue, sub., Refunding, 6.00%, 6/01/20 ....................................    15,100,000        15,286,485
  East Side UHSD, Santa Clara County, Series D, FGIC Insured, 5.80%, 9/01/21 .....................     7,100,000         7,155,167
  Eastern Municipal Water District, Water and Sewer Revenue COP, Refunding, Series A,
        FGIC Insured, 6.30%, 7/01/20 .............................................................     7,975,000         8,122,219
  El Cajon RDA, Tax Allocation, Redevelopment Project, Refunding, AMBAC Insured, 5.35%, 10/01/22 .    11,285,000        10,842,967
  El Camino Hospital District Revenue, Refunding, Series A, ETM, 7.25%, 8/15/09 ..................     8,945,000        10,001,136
  El Dorado County Board Authority Lease Revenue, Capital Facilities Project, Pre-Refunded,
         7.40%, 11/01/09 .........................................................................     5,500,000         5,719,395
  El Dorado County Special Tax, Community Facilities District No 1992-1, 6.25%, 9/01/29 ..........    19,925,000        18,705,192
  El Monte COP, Department of Public Social Services Facility, AMBAC Insured, 4.75%, 6/01/30 .....    10,790,000         9,178,298
  Emeryville PFAR,
        Housing Increment Loan, 6.20%, 9/01/25 ...................................................     3,115,000         3,140,948
        Shellmound Park Redevelopment and Housing Project, Series B, MBIA Insured,
              5.00%, 9/01/28 ......................................................................   20,000,000        18,014,600
  Empire USD, COP, Garst School Supplies Financing Project, 6.75%, 12/01/17 ......................     1,165,000         1,212,136
  Empire USD, Special Tax, CFD No. 1987-1, Refunding, Series A, MBIA Insured, 6.50%, 10/01/17 ....     2,700,000         2,842,722
  Escondido COP,
        Escondido Mobile Home Park, Pre-Refunded, 7.25%, 3/01/07 .................................     1,000,000         1,048,600
        Escondido Mobile Home Park, Pre-Refunded, 7.40%, 3/01/21 .................................     4,910,000         5,155,107
        Wastewater Project, Refunding, AMBAC Insured, 5.70%, 9/01/26 .............................    13,465,000        13,445,880
        Wastewater Project, Refunding, AMBAC Insured, 5.80%, 9/01/26 .............................       400,000           402,352
  Fairfield PFAR, Fairfield Redevelopment Projects, Series A, 7.80%, 8/01/19 .....................     2,145,000         2,182,194
  Fairoaks Fire Protection District COP, 8.00%, 12/01/15 .........................................     1,960,000         2,026,032
  Fillmore COP, Water System Improvement Project, AMBAC Insured, 7.70%, 5/01/19 ..................     2,590,000         2,936,283
  Folsom PFAR, Local Agency,
        7.25%, 10/01/10 ..........................................................................     3,000,000         3,108,240
        8.00%, 10/01/18 ..........................................................................     7,590,000         7,689,050
  Fontana PFAR, Tax Allocation, North Fontana Redevelopment,
        Series B, 6.30%, 1/15/24 .................................................................     1,905,000         1,895,475
        Sub. lien, Series A, Pre-Refunded, 7.65%, 12/01/09 .......................................     2,000,000         2,144,080
        Sub. lien, Series A, Pre-Refunded, 7.75%, 12/01/20 .......................................    11,005,000        11,815,188
  Fontana RDA, Tax Allocation, Jurupa Hills Redevelopment Project,
        Refunding, Series A, 5.50%, 10/01/27 .....................................................    12,500,000        10,789,250
        Series A, Pre-Refunded, 7.10%, 10/01/23 ..................................................    10,000,000        10,784,700
  Foothill/Eastern Corridor Agency Toll Road Revenue,
        Refunding, MBIA Insured, 5.75%, 1/15/40 ..................................................   395,510,000       369,291,642
        Senior lien, Series A, 5.00%, 1/01/35 ....................................................    15,955,000        13,842,558
        Senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ......................................   108,175,000       119,629,651
        Senior lien, Series A, Pre-Refunded, 6.00%, 1/01/34 ......................................   125,995,000       135,728,114
  Fort Bragg RDA, Tax Allocation, Fort Bragg Redevelopment Project, Series A, 6.875%, 5/01/18 ....     2,015,000         2,068,015
  Fortuna and Susanville Cities COP, Series B, 7.375%, 9/01/17 ...................................     2,000,000         2,054,440
  Fresno County COP, American Avenue Landfill Project,
        ETM, 7.90%, 11/01/00 .....................................................................       320,000           327,398
        ETM, 8.00%, 11/01/01 .....................................................................       345,000           364,082
        Pre-Refunded, 8.25%, 11/01/13 ............................................................     7,185,000         7,805,137
  Fresno County Office of Education COP, Capital Outlay Financing Program,
        Series C, 7.50%, 12/01/10 ................................................................     2,470,000         2,518,807
  Fresno Health Facilities Revenue, Holy Cross Health Systems Corp., MBIA Insured,
        5.625%, 12/01/15 .........................................................................     5,000,000         5,041,700


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE

------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  Fresno RDAR, Tax Allocation, Mariposa Redevelopment Project, Series A, 6.625%, 2/01/23 .........     $  1,505,000     $1,518,891
  Fresno USD, COP, Project Phase VI, Series A, Pre-Refunded, 7.20%, 5/01/11 ......................        7,065,000      7,425,880
  Galt COP, Wastewater Improvement, 7.80%, 9/01/10 ...............................................        3,340,000      3,459,205
  Glendale USD, COP, Series A, AMBAC Insured, 6.00%, 3/01/19 .....................................        7,250,000      7,397,320
  Grand Terrace PFA, Series A, Pre-Refunded, 7.85%, 6/01/21 ......................................        2,945,000      3,120,198
  Guam Power Authority Revenue, Refunding, Series A, 5.25%, 10/01/34 .............................       10,000,000      8,701,500
  Hawaiian Gardens RDA, Tax Allocation, Project No. 1,
        Refunding, 6.35%, 12/01/33 ...............................................................       13,000,000     12,927,070
        Refunding, ETM, 8.00%, 12/01/10 ..........................................................        6,545,000      7,515,296
  Helix Water District COP, Installment Purchase, Series A, FSA Insured, 5.25%, 4/01/24 ..........        8,925,000      8,414,401
  Hemet USD, COP, Series 1991, Pre-Refunded, 8.00%, 12/01/13 .....................................        4,000,000      4,306,920
  Hemet Valley Hospital District Revenue COP, Hemacinto Community Corp. Project,
        Series A, 7.75%, 5/01/19 .................................................................        2,515,000      2,525,488
  Hesperia PFAR, Highway and Street Improvement, Series A, 6.10%, 10/01/10 .......................        1,600,000      1,676,256
  Hesperia Water District COP, Water Facilities Improvement Projects, FGIC Insured,
        Pre-Refunded, 7.15%, 6/01/26 .............................................................        5,000,000      5,309,050
  Hollister RDA, Tax Allocation, Community Development Project, Series B, FSA Insured,
        6.625%, 10/01/07 .........................................................................        1,905,000      2,003,412
        6.75%, 10/01/13 ..........................................................................        1,495,000      1,572,232
  Huntington Beach COP, Emerald Cove Senior Citizens Housing Project, Refunding, 7.00%, 9/01/21 ..        3,655,000      3,732,778
  Huntington Beach PFAR, Huntington Beach Redevelopment Projects, Refunding, 7.00%, 8/01/24 ......        2,630,000      2,696,408
  Huntington Park PFA, Local Agency Revenue, Refunding, Series A, MBIA Insured, 6.45%, 9/01/22 ...       10,000,000     10,500,900
  Imperial COP,
        Wastewater System Refining Program, Refunding, Series B, 5.85%, 10/15/16 .................        1,820,000      1,846,499
        Wastewater System Refining Program, Refunding, Series B, 5.875%, 10/15/20 ................        3,175,000      3,215,354
        Water System Refining Program, Refunding, Series A, 5.85%, 10/15/16 ......................        2,625,000      2,663,220
        Water System Refining Program, Refunding, Series A, 5.875%, 10/15/20 .....................        4,535,000      4,592,640
  Indio PFAR, Tax Allocation, Series 1992, Pre-Refunded, 7.30%, 8/15/22 ..........................       12,120,000     12,507,719
  Industry COP, Refunding, 6.625%, 6/01/06 .......................................................       11,380,000     12,386,220
  Industry Urban Development Agency Tax Allocation, Transportation District No. 3
        Project, Refunding, 6.90%, 11/01/07 ......................................................        5,860,000       6,141,690
  Inglewood PFAR, La Cinega Redevelopment Project, Series A, AMBAC Insured, 6.00%, 5/01/16 .......        7,410,000        7,581,097
  Inglewood USD, COP, 7.375%, 10/01/05 ...........................................................        2,990,000        3,054,046
  Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
        Project, Series B, FSA Insured
        6.25%, 8/01/11 ...........................................................................        5,000,000        5,408,050
        Pre-Refunded, 6.00%, 8/01/16 .............................................................        5,000,000        5,408,950
  Intercommunity Hospital Financing Authority COP, Northbay Healthcare System, Refunding,
        ACA Insured, 5.25%, 11/01/19 .............................................................        5,000,000        4,524,900
  Irwindale CRDA, Tax Allocation,
        Individual Development Project, Pre-Refunded, 6.60%, 8/01/18 .............................        1,630,000        1,798,135
        Individual Development Project, Pre-Refunded, 6.625%, 8/01/26 ............................        9,100,000       10,120,474
        Senior lien, Refunding, FSA Insured, 5.75%, 8/01/26 ......................................       10,220,000       10,274,370
  Irwindale PFA, Special Tax, CFD No. 1, Pre-Refunded, 8.50%, 11/01/20 ...........................        9,985,000       10,487,845
  John C. Fremont Hospital District Health Facilities Revenue, 6.75%, 6/01/23 ....................        1,760,000        1,844,410
  Keppel USD, Special Tax, CFD No. 91-1, Series A, 7.40%, 9/01/16 ................................        2,000,000        2,104,680
  Kern County Board of Education COP,
        Refunding, Series A, MBIA Insured, 5.20%, 5/01/28 ........................................       13,685,000       12,627,560
        Series A, MBIA Insured, 5.25%, 6/01/29 ...................................................        5,775,000        5,391,656

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE

------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  Kern County Housing Authority RRMR, Series A, 9.875%, 9/01/08 ..................................   $   2,730,000    $ 2,739,091
  Kern County Housing Authority SFMR, Series A, GNMA Secured,
        7.45%, 12/01/02 ..........................................................................         110,000        111,749
        7.55%, 12/01/07 ..........................................................................         245,000        254,168
        7.65%, 12/01/12 ..........................................................................         355,000        365,987
        7.70%, 12/01/23 ..........................................................................       1,620,000      1,653,566
        7.50%, 10/01/24 ..........................................................................         805,000        819,530
  La Mirada RDA,
        Special Tax, Civic Theater Project, CFD No. 89-1, Pre-Refunded, 7.90%, 10/01/01 ..........         295,000        306,564
        Special Tax, Civic Theater Project, CFD No. 89-1, Pre-Refunded, 8.00%, 10/01/02 ..........         315,000        327,420
        Special Tax, Civic Theater Project, CFD No. 89-1, Pre-Refunded, 8.00%, 10/01/03 ..........         340,000        353,406
        Special Tax, Civic Theater Project, CFD No. 89-1, Pre-Refunded, 8.25%, 10/01/20 ..........      12,725,000     13,242,017
        Tax Allocation, Housing, Refunding, Series A, FSA Insured, 5.875%, 8/15/25 ...............       7,100,000      7,173,272
  La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 ..................................................       1,550,000      1,595,648
  La Palma Community Development Commission Tax Allocation, La Palma Community Development
        Project No. 1,
        7.10%, 6/01/21 ...........................................................................       4,945,000      5,078,218
        6.10%, 6/01/22 ...........................................................................       2,355,000      2,296,172
  La Quinta RDA, Tax Allocation,
        Redevelopment Project Area No. 1, Refunding, AMBAC Insured, 5.20%, 9/01/28 ...............       8,600,000      7,986,562
        Redevelopment Project Area No. 1, Refunding, AMBAC Insured, 5.25%, 9/01/33 ...............       4,300,000      3,970,190
        Redevelopment Project Areas No. 1 and 2, MBIA Insured, 6.00%, 9/01/25 ....................       7,500,000      7,611,300
  Lake Arrowhead Community Services District COP, FGIC Insured, 6.50%, 6/01/15 ...................       6,430,000      6,766,932
  Lake Elsinore PFA, Tax Allocation Revenue, Lake Elsinore Redevelopment Projects, Series A,
  FSA Insured,   5.80%, 9/01/25 ..................................................................       6,750,000      6,780,578
  Lake Elsinore PFA, Tax Allocation Revenue, Series A, 5.50%, 9/01/30 ............................      13,050,000     11,209,167
  Lake Elsinore USD,
        COP, Pre-Refunded, 6.90%, 2/01/20 ........................................................       5,150,000      5,557,417
        Special Tax, CFD No. 8, Pre-Refunded, 8.25%, 9/01/16 .....................................       4,200,000      4,495,596
  Lakewood RDA, Tax Allocation, Redevelopment Project No.1, Refunding, Series A, FSA Insured,
  6.50%, 9/01/17 .................................................................................       6,705,000      7,052,118
  Lancaster COP, School District Project, FSA Insured, Pre-Refunded,
        6.95%, 3/01/12 ...........................................................................       2,640,000      2,885,678
        7.00%, 3/01/22 ...........................................................................       3,555,000      3,889,063
  Lancaster RDA,
        RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 .................................           5,000          5,089
        Tax Allocation, Amargosa Redevelopment Project, Refunding, MBIA Insured, 6.85%, 2/01/19 ..       6,055,000      6,262,808
        Tax Allocation, Combined Redevelopment Project Areas, Housing Program, MBIA Insured,
       5.80%, 8/01/23 ...........................................................................        9,125,000      9,178,016
      Tax Allocation, Combined Redevelopment Project Areas, Sheriff's Program, MBIA Insured,
        5.70%, 8/01/23 ...........................................................................      13,140,000     13,156,688
  Lemon Grove CDA, Tax Allocation, 1998 Refunding, 5.75%, 8/01/28 ................................       8,115,000      7,277,857
  Lemoore Financing Authority Lease Revenue, Water and Wastewater System Improvement Project,
 AMBAC Insured, 6.20%, 12/01/20 ..................................................................       4,400,000      4,564,384
  Lemoore RDA, Tax Allocation, Refunding, 6.85%, 8/01/25 .........................................       6,105,000      6,248,590
  Liberty UHSD, Series A, FSA Insured, 6.20%, 8/01/19 ............................................       2,745,000      2,847,663
  Little Lake City School District COP, Refunding, Series A,
        6.15%, 6/01/06 ...........................................................................         280,000        285,393
        6.20%, 6/01/07 ...........................................................................         300,000        305,346
        6.25%, 6/01/08 ...........................................................................         315,000        320,160
        6.25%, 6/01/09 ...........................................................................         335,000        338,792
        6.25%, 6/01/10 ...........................................................................         355,000        358,948

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE

------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  Local Medical Facilities Financing Authority COP, Insured California Health
  Clinic Project, 7.55%, 3/01/20 .................................................................  $  8,960,000     $     9,224,410
  Local Medical Facilities Financing Authority II COP, Insured California Health
    Clinic Project, 7.55%, 11/01/20 ................................................................  3,980,000            4,113,250
   Local Medical Facilities Financing Authority III COP, Insured California Health
    Clinic Project, 6.90%, 7/01/22 .................................................................  3,470,000            3,615,671
  Loma Linda Hospital Revenue, Loma Linda University Medical Center, Refunding, ..................
        Series A, AMBAC Insured, 6.55%, 12/01/18 .................................................   11,525,000           12,124,070
        Series B, MBIA Insured, 5.00%, 12/01/22 ..................................................    8,000,000            7,235,440
  Long Beach California Board Finance Authority Lease Revenue, Temple and Willow
  Facility, Refunding, Series B,
 MBIA Insured, 5.00%, 10/01/27 ...................................................................   14,935,000           13,472,864
  Long Beach COP, Fleet Services Project, Series A, Pre-Refunded, 6.60%, 5/01/14 .................    7,715,000            7,884,576
  Long Beach Harbor Revenue, MBIA Insured,
        5.375%, 5/15/20 ..........................................................................   12,000,000           11,316,840
        5.25%, 5/15/25 ...........................................................................   10,500,000            9,623,985
  Long Beach HMR, Series A, 9.60%, 11/01/14 ......................................................    1,335,000            1,349,431
  Long Beach USD, COP, Los Angeles County Schools, Series A, 6.30%, 12/01/12 .....................    3,735,000            3,957,942
  Los Angeles Community College District COP, Series A, Refunding, FSA Insured, 6.00%, 8/15/20 ...    4,330,000            4,407,377
  Los Angeles COP,
        Ararat Mission Hills Project, Series A, Pre-Refunded, 7.25%, 6/01/21 .....................    3,185,000            3,311,190
        Bay Harbor Hospital Inc., 7.30%, 4/01/20 .................................................    5,335,000            5,441,700
        Department of Public Social Services, Series A, AMBAC Insured, 5.50%, 8/01/24 ............    4,000,000            3,869,520
        Department of Public Social Services, Series A, AMBAC Insured, 5.50%, 8/01/31 ............    5,000,000            4,784,050
  Los Angeles County Capital Assets Leasing Corp. Leasehold Revenue, Refunding, AMBAC Insured,
 6.00%, 12/01/16 .................................................................................    6,000,000            6,155,880
  Los Angeles County COP,
        CHFCLP Insured Health Clinic Program, Behavioral Health Service, Refunding,
        Series F, 5.875%, 1/01/21 ................................................................    7,520,000            7,567,677
        CHFCLP Insured Health Clinic Program, Series A, 7.30%, 1/01/21 ...........................   15,545,000           16,042,906
        CHFCLP Insured Health Clinic Program, Series B, 7.05%, 8/01/21 ...........................    7,175,000            7,407,757
        CHFCLP Insured Health Clinic Program, Series C, 6.90%, 1/01/22 ...........................    1,200,000            1,233,504
        Disney Parking Project, Pre-Refunded, 6.50%, 3/01/23 .....................................   12,060,000           12,904,321
        Marina del Rey, Series A, 6.50%, 7/01/08 .................................................   21,615,000           22,687,536
        Retirement Housing Foundation, Refunding, 6.625%, 4/15/12 ................................    3,400,000            3,610,834
        Retirement Housing Foundation, Refunding, 6.75%, 4/15/22 .................................    7,665,000            8,158,703
        Series 1992, 6.625%, 7/01/22 .............................................................    1,000,000            1,032,010
  Los Angeles County MTA, Sales Tax Revenue,
        Proposition A, First Tier, Refunding, Senior Series A, AMBAC Insured, 5.00%, 7/01/26 .....   13,000,000           11,651,380
        Proposition A, First Tier, Refunding, Senior Series A, MBIA Insured, 5.25%, 7/01/27 ......    7,840,000            7,343,963
        Proposition A, Refunding, Series A, FGIC Insured, 5.00%, 7/01/21 .........................  118,800,000          109,583,496
        Proposition A, Refunding, Series A, MBIA Insured, 5.625%, 7/01/18 ........................   10,060,000           10,097,423
        Proposition A, Second Tier, MBIA Insured, Pre-Refunded, 6.00%, 7/01/26 ...................   12,200,000           13,201,132
        Proposition C, Second Senior Series A, AMBAC Insured, 5.00%, 7/01/25 .....................   58,000,000           52,596,140
  Los Angeles County Public Works Financing Authority Revenue,
        Multiple Capital Facilities Project, Series B, AMBAC Insured, 5.125%, 12/01/29 ...........   26,905,000           24,629,644
        Regional Park and Open Space District, Series A, Pre-Refunded, 6.00%, 10/01/15 ...........   10,000,000           10,758,800
  Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Series A,
        5.00%, 10/01/23 ..........................................................................   25,750,000           23,125,303
  Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Series A,
       MBIA Insured,
        5.25%, 10/01/19 ..........................................................................   30,000,000          28,798,200
        5.00%, 10/01/23 ..........................................................................   14,300,000          13,064,623

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE

------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  Los Angeles County SFMR, Issue A, GNMA Secured,

        7.875%, 8/01/16 ..........................................................................   $  1,685,000    $    1,736,578
        8.00%, 3/01/17 ...........................................................................      2,265,000         2,294,128
  Los Angeles County Transportation Commission Lease Revenue, FSA Insured, 7.375%, 12/15/06 ......     11,495,000        11,968,594
  Los Angeles County Transportation Commission Sales Tax Revenue,
        Proposition C, Second Senior, Series A, MBIA Insured, Pre-Refunded, 6.625%, 7/01/09 ......     29,590,000        31,546,195
        Refunding, Series B, 6.50%, 7/01/13 ......................................................      4,300,000         4,477,676
        Refunding, Series B, FGIC Insured, 5.75%, 7/01/18 ........................................     28,095,000        28,161,866
        Refunding, Series B, MBIA Insured, 5.75%, 7/01/18 ........................................     13,480,000        13,512,082
        Series B, FGIC Insured, 6.50%, 7/01/13 ...................................................      5,000,000         5,217,100
  Los Angeles CRDA,
        Financing Authority Revenue, Pooled Financing, Beacon Normandie, Series B, 6.625%,
        9/01/14 ..................................................................................      7,500,000         7,951,275
        MFHR, Angelus Plaza Project, Refunding, Series A, 6.40%, 7/01/23 .........................      6,230,000         6,356,967
        Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured, 5.625%, 12/01/18 ..........     20,000,000        20,080,000
        Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured, 5.625%, 12/01/23 ..........     50,090,000        49,793,968
        Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured, 5.60%, 12/01/28 ...........     36,900,000        36,327,681
        Tax Allocation, Series G, ETM, 6.75%, 7/01/10 ............................................      8,060,000         8,111,906
  Los Angeles Department of Airports Revenue, Ontario International Airport, Series A,
        FGIC Insured,  6.00%, 5/15/26 ............................................................    10,000,000         10,085,500
  Los Angeles Department of Water and Power Electric Plant Revenue,
        FGIC Insured, 6.125%, 1/15/33 ............................................................      5,000,000          5,083,100
        Refunding, 5.875%, 9/01/30 ...............................................................     27,880,000         28,076,833
        Refunding, FGIC Insured, 5.875%, 9/01/30 .................................................     15,000,000         15,071,250
        Refunding, MBIA Insured, 6.00%, 2/01/28 ..................................................     11,060,000         11,264,278
  Refunding, MBIA Insured, 5.875%, 9/01/30 .......................................................     19,400,000         19,492,150
        Refunding, Second Issue, 5.40%, 11/15/31 .................................................     14,500,000         13,663,060
        Refunding, Series 1992, 6.375%, 2/01/20 ..................................................      8,245,000          8,514,117
        Refunding, Series 1992, 6.00%, 2/01/28 ...................................................      8,290,000          8,443,116
        Refunding, Series 1993, MBIA Insured, 5.375%, 9/01/23 ....................................     62,955,000         60,560,821
        Second Issue, 6.00%, 8/15/32 .............................................................     37,600,000         37,911,704
        Series 1993, 6.125%, 1/15/33 .............................................................    101,095,000        102,901,568
  Los Angeles Department of Water and Power Waterworks Revenue, Refunding,
        Series 1992, 6.40%, 5/15/28 ..............................................................     21,590,000         22,175,737
        Series 1993, 5.80%, 4/15/24 ..............................................................     10,520,000         10,569,760
  Los Angeles Harbor Department Revenue, Series B,
        6.125%, 8/01/18 ..........................................................................     24,810,000         25,614,836
        6.20%, 8/01/22 ...........................................................................     59,835,000         61,978,888
        5.375%, 11/01/23 .........................................................................      7,460,000          7,045,895
        MBIA Insured, 6.20%, 8/01/25 .............................................................     35,690,000         36,988,045
  Los Angeles HMR, Series 1985, 9.00%, 6/15/18 ...................................................        200,000            200,102
  Los Angeles MFHR, Refunding, Senior Series G, FSA Insured, 5.75%, 1/01/24 ......................      7,330,000          7,208,102
  Los Angeles Municipal Improvement Corp. Lease Revenue, Central Library Project,
  Refunding, Series A, 6.30%, 6/01/18 ............................................................       3,000,000         3,071,040
  Los Angeles USD, COP, Dr. Francisco Bravo Medical Facility, Refunding,
        6.50%, 6/01/04 ...........................................................................      3,040,000          3,210,210
        6.60%, 6/01/05 ...........................................................................      1,145,000          1,209,967
        6.60%, 6/01/06 ...........................................................................      3,610,000          3,814,073
        6.625%, 6/01/08 ..........................................................................      8,505,000          8,964,950


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE

------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  Los Angeles Wastewater System Revenue,
        Refunding, Series A, FGIC Insured, 6.00%, 12/01/12 .......................................    $ 15,000,000   $    15,583,800
        Refunding, Series A, FGIC Insured, 6.00%, 12/01/18 .......................................      25,665,000        26,048,692
        Refunding, Series A, MBIA Insured, 5.70%, 6/01/20 ........................................      65,445,000        65,670,785
        Refunding, Series A, MBIA Insured, 5.80%, 6/01/21 ........................................      35,505,000        35,768,802
        Refunding, Series C, MBIA Insured, 5.60%, 6/01/20 ........................................      31,540,000        31,461,781
        Refunding, Series D, FGIC Insured, 6.00%, 11/01/14 .......................................       8,000,000         8,333,280
        Series A, FGIC Insured, 5.00%, 6/01/28 ...................................................       8,245,000         7,429,240
        Series A, MBIA Insured, 5.875%, 6/01/24 ..................................................      45,400,000        45,827,214
        Series B, AMBAC Insured, 6.00%, 6/01/22 ..................................................      10,650,000        10,765,766
        Series B, MBIA Insured, 5.70%, 6/01/23 ...................................................      75,720,000        75,813,893
  Lynwood PFA, Tax Allocation, Project Area A, Refunding, Series A, FSA Insured,
        5.90%, 9/01/28 ...........................................................................       6,470,000         6,659,895
  Lynwood RDA, Tax Allocation, Project Area, Series A, 6.50%, 7/01/13 ............................       6,430,000         6,759,859
  Madera County COP, Valley Children's Hospital, MBIA Insured,
        5.00%, 3/15/23 ...........................................................................      14,500,000        12,974,890
        5.75%, 3/15/28 ...........................................................................      27,500,000        27,272,300
  Madera USD, COP, 6.50%, 12/01/07 ...............................................................       1,250,000         1,324,975
  Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding, 8.00%,
        1/01/14 ..................................................................................       2,235,000         2,379,917
  Marysville COP, Capital Improvement Financing Project, 7.125%, 2/01/13 .........................       1,110,000         1,163,824
  Marysville Hospital Revenue, Fremont Rideout Health, Refunding, Series A, AMBAC
        Insured, 5.00%, 1/01/22 ..................................................................       5,000,000         4,490,150
  Menlo Park CDA, MFHR, Gateway Project, Series A, FHA Insured, 8.25%, 12/01/28 ..................       3,470,000         3,490,994
  Merced Irrigation District COP, Water Facilities Project, 6.40%, 11/01/10 ......................       3,580,000         3,793,511
  Metropolitan Water District Revenue, Southern California Waterworks,
        5.50%, 7/01/19 ...........................................................................      81,315,000        79,981,434
        5.00%, 7/01/20 ...........................................................................       7,765,000         7,186,740
        Series A, 5.00%, 7/01/26 .................................................................      40,890,000        36,962,516
        Series A, 5.00%, 7/01/37 .................................................................      26,080,000        23,015,861
        Series C, 5.00%, 7/01/37 .................................................................      26,780,000        23,633,618
  Mid-Peninsula Regional Open Space District COP, Special District Association
        Finance Corp., 5.75%, 9/01/20 ............................................................       5,200,000         5,047,848
  Mill Valley Revenue COP, Pre-Refunded, 7.10%, 12/01/20 .........................................       2,750,000         2,861,320
  Milpitas RDA, Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured,
        5.40%, 1/15/17 ...........................................................................      12,155,000        12,048,158
        5.50%, 1/15/24 ...........................................................................      15,790,000        15,280,299
  Modesto Irrigation District COP, Refunding and Capital Improvements, Series B, 5.30%, 7/01/22 ..       4,860,000         4,432,271
  Modesto PFA, Lease Revenue, Capital Improvements and Refinancing Project, AMBAC Insured,
 5.125%, 9/01/33 .................................................................................      12,535,000        11,342,671
  Mojave Water Agency COP, Supplemental Water Entitlement, MBIA Insured, 5.55%, 9/01/22 ..........      10,005,000         9,865,630
  Montclair RDA, Tax Allocation,
        Redevelopment Project No. IV, 6.90%, 10/01/22 ............................................       1,645,000         1,704,829
        Redevelopment Project No. V, 6.90%, 10/01/22  ............................................       4,245,000         4,399,391
  Monterey County COP, Natividad Medical Center Improvement Project, Series C, MBIA Insured,
        Pre-Refunded,
        6.50%, 8/01/15 ...........................................................................       3,500,000         3,872,470
        6.60%, 8/01/23 ...........................................................................      13,250,000        14,721,943
        6.25%, 8/01/28 ...........................................................................      13,385,000        14,652,827
  Monterey Park RDA, Tax Allocation, Atlantic-Garvey Redevelopment Project No. 1, Refunding, 6.85%,
        9/01/14 ..................................................................................      13,680,000        14,267,009

  Moreno Valley Special Tax, Towngate Community Facilities 8, Refunding, Series A, FSA Insured,
        5.875%, 12/01/15 .........................................................................       5,830,000         5,966,247


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE

------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  Moreno Valley USD, COP,
        Land Acquisition, Series F, FSA Insured, Pre-Refunded, 6.75%, 9/01/27 ....................   $  7,680,000   $     8,225,664
        Refunding, FSA Insured, 5.60%, 3/01/17 ...................................................      5,000,000         5,033,800
        Refunding, FSA Insured, 5.70%, 3/01/27 ...................................................     15,000,000        14,978,550
  Mount Diablo USD, Special Tax, CFD No. 1, AMBAC Insured, 6.30%, 8/01/22 ........................      5,000,000         5,139,950
  Mountain View COP, Capital Improvement Financing Authority Revenue,
        City Hall, MBIA Insured, 6.25%, 8/01/12 ..................................................      3,110,000         3,231,383
        City Hall/Community Theatre, MBIA Insured, 6.50%, 8/01/16 ................................      2,000,000         2,078,880
  Mountain View School District COP, Santa Clara County Financing Project,
         Pre-Refunded,
        6.75%, 4/01/07 ...........................................................................      1,010,000         1,051,168
        6.90%, 4/01/12 ...........................................................................      1,430,000         1,490,618
  Mountain View Shoreline Regional Park, Community Tax Allocation, Series A, MBIA
        Insured, 5.75%, 8/01/18 ..................................................................      9,605,000         9,680,687
  Mountain View-Los Altos UHSD, COP, Financing Project, Pre-Refunded, 7.40%, 8/01/16 .............      2,175,000         2,304,021
  M-S-R Public Power Agency San Juan Project Revenue,
        Refunding, Series F, AMBAC Insured, 6.00%, 7/01/20 .......................................     10,750,000        10,912,648
        Series E, MBIA Insured, 6.00%, 7/01/22 ...................................................      8,490,000         8,519,121
  Murrieta COP, Road Improvement Project, 6.00%, 4/01/27 .........................................      8,600,000         8,045,730
  Napa Housing Facility Revenue, Napa Park Apartments, Series A, GNMA Secured, 6.35%, 6/20/35 ....      6,125,000         6,248,296
  Napa Mortgage Revenue, Refunding, Creekside II Apartments Project, Series A, MBIA Insured,
        6.625%, 7/01/25 ..........................................................................      2,000,000         2,057,960
  Needles PFAR, Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22 ..................      1,580,000         1,617,051
  Nevada County COP, Jail and Government Center Project, Refunding, FSA Insured, 5.875%, 10/01/19       6,275,000         6,330,910
  Nevada Power Authority Revenue, Bowman Hydroelectric Project, Refunding, 7.50%, 5/01/13 ........      7,025,000         7,265,817
  North City West School Facilities Financing Authority Special Tax, CFD No. 1, Series C,
        AMBAC Insured, 5.30%,
        9/01/22 ..................................................................................     10,000,000         9,545,500
        9/01/27 ..................................................................................      9,900,000         9,340,551
  Northern California Public Power Agency Revenue, Hydroelectric Project No. 1, Refunding,
        Series A, MBIA Insured,
        5.50%, 7/01/24 ...........................................................................     10,000,000         9,636,300
        5.20%, 7/01/32 ...........................................................................     43,675,000        40,046,044
  Oakland COP, Oakland Museum, Refunding, Series A, AMBAC Insured, 6.00%, 4/01/12 ................      8,000,000         8,268,160
  Oakland HFR,
        Issue D-1, 6.875%, 7/01/00 ...............................................................        200,000           200,530
        Issue D-1, 6.95%, 1/01/01 ................................................................        205,000           206,228
        Issue D-1, 6.95%, 7/01/01 ................................................................         80,000            80,714
        Issue D-1, 7.10%, 1/01/10 ................................................................      2,740,000         2,806,171
        Issue D-2, 6.95%, 7/01/01 ................................................................        210,000           211,873
        Issue D-2, 7.10%, 1/01/10 ................................................................      1,095,000         1,121,444
        Issue D-2, 7.15%, 1/01/24 ................................................................      5,735,000         5,852,395
  Oakland Joint Powers Financing Authority Lease Revenue, Oakland Administration Buildings,
   AMBAC Insured, 5.75%,
        8/01/21 ..................................................................................      7,105,000         7,160,419
        8/01/26 ..................................................................................     24,895,000        24,957,984
  Oakland Revenue,
        1800 Harrison Foundation, Refunding, Series A, AMBAC Insured, 6.00%, 1/01/29 .............     13,825,000        14,057,951
        1800 Harrison Foundation, Series B, AMBAC Insured, 6.00%, 1/01/29 ........................     13,470,000        13,696,970
        Oakland YMCA Project, Refunding, Pre-Refunded, 7.40%, 6/01/10 ............................      5,405,000         5,542,017
  Oceanside Building Authority Revenue, Refunding, 7.75%, 11/01/04 ...............................      3,595,000         3,952,882

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE

------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  Oceanside COP,

        Oceanside Civic Center Project, Refunding, MBIA Insured, 5.75%, 8/01/15 ..................  $  5,000,000         $5,119,450
        Refunding, Series A, 6.375%, 4/01/12 .....................................................     4,435,000          4,647,303
        Refunding, Series A, 6.625%, 4/01/23 .....................................................     9,000,000          9,032,130
        Wastewater Systems Plan, Refunding, AMBAC Insured, 5.80%, 5/01/21 ........................     4,500,000          4,533,120
        Water System Project, Refunding, AMBAC Insured, 5.80%, 8/01/21 ...........................     4,750,000          4,786,243
  Olivenhain Municipal Water District 1915 Act, AD No. 96-1, MBIA Insured, 5.45%, 9/02/27 ........    11,105,000         10,632,704
  Ontario Montclair School District COP,
        Capital Projects, FSA Insured, 5.625%, 9/01/17 ...........................................     7,500,000          7,578,675
        Series A, Pre-Refunded, 7.50%, 10/01/12 ..................................................     1,670,000          1,731,640
  Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%, 7/01/12 ........................     5,000,000          5,176,150
  Orange County CFD, No. 87-4 Special Tax, Foothill Ranch, Pre-Refunded, 8.00%, 8/15/10 ..........     5,000,000          5,172,350
  Orange County COP,
        Civic Center Expansion Project, AMBAC Insured, Pre-Refunded, 6.00%, 8/01/21 ..............     4,500,000          4,628,385
        Juvenile Justice Center Facilities, Refunding, AMBAC Insured, 6.375%, 6/01/11 ............     5,000,000          5,284,200
  Orange County Development Agency Tax Allocation, Santa Ana Heights Area Project, Refunding,
   6.125%, 9/01/23 ...............................................................................     6,500,000          6,400,290
  Orange County Financing Authority Tax Allocation Revenue, Refunding, Series A,
        MBIA Insured, 6.50%,
        9/01/21 ..................................................................................     5,225,000          5,417,855
        9/01/22 ..................................................................................     8,000,000          8,292,000
  Orange County Recovery COP, Series A, MBIA Insured, 5.80%, 7/01/16 .............................    10,380,000         10,645,313
  Orange County Recovery, Refunding, Series A, MBIA Insured, 5.75%, 6/01/15 ......................    79,010,000         80,861,994
  Orange County Sanitation District COP, 7.00%, 9/01/00 ..........................................     1,975,000          1,987,265
  Orange County Transportation District COP, Business Acquisition Project,
         Pre-Refunded, 6.75%, 12/01/05 ...........................................................     2,865,000          2,947,541
  Orange County Water District COP, Refunding, Series A,
        5.50%, 8/15/14 ...........................................................................     9,430,000          9,547,026
        5.00%, 8/15/18 ...........................................................................     5,000,000          4,680,050
  Orange RDA, Tax Allocation Revenue, Northwest Redevelopment Project, Refunding,
        Series B, 5.70%, 10/01/23 ................................................................     8,530,000          8,127,384
  Oroville PFAR, Series A, AMBAC Insured, 6.30%, 9/15/20 .........................................    12,150,000         12,589,952
  Oroville Wyandotte Irrigation District Revenue, Hydroelectric Sly Creek Power,
        Refunding, 6.20%, 1/01/09 ................................................................     8,280,000          8,605,404
  Oxnard Harbor District Revenue, ACA Insured, 5.60%, 8/01/19 ....................................    10,820,000         10,399,535
  Palm Desert 1915 Act, Limited Obligation, AD No. 92-1, Pre-Refunded, 7.60%, 9/02/12 ............     1,290,000          1,344,477
  Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project,
        6.625%, 8/01/26 ..........................................................................     5,020,000          5,049,618
  Palm Desert Financing Authority Tax Allocation Revenue,
        Project Area No.1, Refunding, MBIA Insured, 5.625%, 4/01/23 ..............................    13,000,000         12,925,250
        Project Area No.1, Series A, MBIA Insured, 6.625%, 4/01/23 ...............................     1,200,000          1,254,276
        Project Area No.1, Series A, MBIA Insured, 5.95%, 4/01/24 ................................    15,075,000         15,254,996
        Project Area No.1, Series A, MBIA Insured, Pre-Refunded, 6.625%, 4/01/23 .................     4,140,000          4,393,575
  Palm Springs COP, Multiple Capital Facilities Project, Refunding, AMBAC Insured,
        5.75%, 4/01/27 ...........................................................................    11,570,000         11,602,049
  Palm Springs Financing Authority Regional Airport Revenue, Tax Allocation,
        Series B, 6.875%, 8/01/21 ................................................................     2,230,000          2,294,871
  Palmdale Civic Authority Revenue, Merged Redevelopment Project Areas, Refunding, Series A,
        MBIA Insured, 6.15%, 9/01/24 .............................................................     4,730,000          4,857,899
  Palmdale CRDA, Tax Allocation,
        Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/28 ....................    17,500,000         15,641,150
        Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/34 ....................     6,980,000          6,144,215
  Series A, MBIA Insured, 5.75%, 9/01/27 .........................................................    10,435,000         10,464,427
  Palmdale School District COP, 7.40%, 8/01/20 ...................................................       495,000            503,207

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE

------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  Palomar Community College District COP, Building Acquisition Project,
  Connie Lee Insured, Pre-Refunded,
  6.75%, 10/01/19 ................................................................................   $  4,210,000      $  4,656,471
  Paramount RDA, Tax Allocation, Custodial Receipts, MBIA Insured, 6.25%, 8/01/23 ................    22,070,000         22,885,045
  Pasadena COP, Art Center College of Design, Connie Lee Insured, 6.50%, 12/01/19 ................     8,250,000          8,708,535
  Pasadena Water Revenue, 6.00%, 7/01/13 .........................................................     4,000,000          4,165,200
  Perris PFAR,
        Special Tax, Series A, ETM, 7.45%, 9/01/01 ...............................................       205,000            206,275
        Special Tax, Series A, ETM, 7.50%, 9/01/02 ...............................................       235,000            236,356
        Special Tax, Series A, ETM, 7.55%, 9/01/03 ...............................................       270,000            271,504
        Special Tax, Series A, ETM, 7.60%, 9/01/04 ...............................................       305,000            306,574
        Special Tax, Series A, ETM, 7.60%, 9/01/05 ...............................................       325,000            326,404
        Special Tax, Series A, ETM, 7.80%, 9/01/19 ...............................................     3,555,000          3,568,331
        Tax Allocation, Refunding, Series B, MBIA Insured, 6.35%, 8/15/17 ........................     5,280,000          5,514,802
        Tax Allocation, Refunding, Series C, 7.10%, 11/15/17 .....................................     3,330,000          3,477,386
  Perris RDA, Tax Allocation,
        Central and North Perris Redevelopment Project, Series A, Pre-Refunded, 7.875%, 10/01/10 .     2,935,000          3,182,509
        Central and North Perris Redevelopment Project, Series B, Pre-Refunded, 7.875%, 10/01/14 .     4,535,000          4,873,538
        Series 1991, 7.15%, 8/01/11 ..............................................................       865,000            901,001
        Series 1991, 7.20%, 8/01/21 ..............................................................     2,040,000          2,097,079
  Perris Special Tax,
        CFD No. 8, Series A, ETM, 8.05%, 9/01/00 .................................................        65,000             66,091
        CFD No. 8, Series A, ETM, 8.10%, 9/01/01 .................................................        85,000             89,331
        CFD No. 8, Series A, ETM, 8.15%, 9/01/02 .................................................       100,000            108,227
        CFD No. 8, Series A, Pre-Refunded, 8.30%, 9/01/18 ........................................     6,040,000          6,916,464
        CFD No. 91-1, 8.75%, 9/01/21 .............................................................     5,395,000          5,535,917
  Petaluma Community Development Commission MFR, Park Lane Apartments, Series A, 6.875%, 11/20/34      4,800,000          5,000,208
  Pioneers Memorial Healthcare District, Refunding, AMBAC Insured, 5.125%, 10/01/24 ..............     7,500,000          6,800,475
  Pittsburg PFA, Water Revenue, MBIA Insured, 5.50%, 6/01/27 .....................................     2,980,000          2,870,068
  Placentia COP, RDA, Refunding, Series A, 6.90%, 1/01/14 ........................................     1,770,000          1,875,864
  Placer Hills Union Elementary School District COP, Convertible Capital Appreciation, 7.125%,
         3/01/19 .................................................................................       510,000             542,604
  Pleasanton COP, Capital Improvements, 6.70%, 10/01/11 ..........................................     2,180,000          2,291,049
  Pomona PFAR, Refunding, Series P, 5.75%, 10/01/15 ..............................................     6,490,000          6,270,703
  Pomona RDA, Tax Allocation, Southwest Pomona Redevelopment Project, ETM, 11.45%, 1/01/07 .......    11,405,000         14,119,960
  Port Hueneme RDA, Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23 ......................     3,045,000          3,070,913
  Port of Oakland Revenue, Series E, MBIA Insured,
        6.25%, 11/01/05 ..........................................................................     1,525,000          1,615,128
        6.30%, 11/01/06 ..........................................................................     1,050,000          1,113,053
        6.40%, 11/01/07 ..........................................................................       500,000            530,975
        6.40%, 11/01/22 ..........................................................................    11,495,000         11,860,886
  Port of Oakland Revenue, Series J, MBIA Insured, 5.50%, 11/01/26 ...............................     7,000,000          6,744,360
  Port of Oakland Special Facilities Revenue, Mitsui O.S.K. Lines Ltd., Series A,
        6.70%, 1/01/07 ...........................................................................     6,100,000          6,319,173
        6.75%, 1/01/12 ...........................................................................     4,890,000          5,082,226
        6.80%, 1/01/19 ...........................................................................     8,075,000          8,407,609
  Porterville COP,
        Infrastructure Financing Project, AMBAC Insured, 5.00%, 7/01/28 ..........................    10,430,000          9,396,700
        Public Building Project, Refunding, AMBAC Insured, 6.30%, 10/01/18 .......................     1,950,000          2,024,958
  Porterville UHSD, COP, Capital Appreciation, Land Acquisition, Series A, 6.60%, 9/01/27 ........     1,310,000          1,376,784


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE

------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  Poway COP, Royal Mobile Home Park Project,
        Capital Improvement, FSA Insured, Pre-Refunded, 7.00%, 7/01/20 ...........................   $  5,500,000    $     5,730,670
        Refunding, FSA Insured, 5.875%, 8/01/15 ..................................................      6,250,000          6,465,188
        Refunding, FSA Insured, 6.00%, 8/01/20 ...................................................      5,400,000          5,521,284
        Refunding, FSA Insured, 6.00%, 8/01/28 ...................................................     15,000,000         15,255,900
  Poway RDA, Tax Allocation, Sub-Paguay Redevelopment Project, Refunding, FGIC Insured,
  5.50%, 12/15/23 ................................................................................     23,000,000         22,316,670
        5.75%, 12/15/26 ..........................................................................     11,710,000         11,731,429
  Puerto Rico Commonwealth GO, Public Improvement, 4.75%, 7/01/23 ................................      7,695,000          6,605,080
  Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
        Series A, 5.00%, 7/01/38 .................................................................     89,975,000         77,607,037
        Series Y, 5.00%, 7/01/36 .................................................................     63,000,000         54,211,500
  Puerto Rico Electric Power Authority Power Revenue, Refunding, Series EE, 4.75%, 7/01/24 .......     19,200,000         16,421,760
  Puerto Rico Electric Power Authority Revenue, Series DD, 5.00%, 7/01/28 ........................     23,250,000         20,352,818
  Rancho Cucamonga, Palmdale, Potterville and Colton HFA, SFMR, Series 1986, GNMA
        Secured, 7.55%, 8/01/18 ..................................................................      3,950,000          4,113,491
  Rancho Cucamonga RDA, Tax Allocation, Rancho Redevelopment Project, Set-Aside
         Housing, MBIA Insured, 5.25%, 9/01/21 ...................................................      8,330,000          7,938,573
  Rancho Murieta Community Services District 1915 Act, ID No. 1,
        8.25%, 9/02/01 ...........................................................................        745,000            768,266
        8.25%, 9/02/02 ...........................................................................        715,000            742,220
        8.30%, 9/02/03 ...........................................................................        745,000            773,355
        8.40%, 9/02/04 ...........................................................................        750,000            778,530
        8.40%, 9/02/05 ...........................................................................        735,000            762,496
        8.40%, 9/02/06 ...........................................................................        750,000            777,908
  Redlands USD, COP, Series A, FSA Insured,
        6.15%, 9/01/11 ...........................................................................        645,000            651,934
        6.25%, 9/01/27 ...........................................................................      4,310,000          4,356,764
  Redwood City MFHR, Redwood Plaza Project, Refunding, Series A, GNMA Secured, 8.25%, 9/01/26 ....      3,795,000          3,809,383
  Redwood City PFA, Local Agency Revenue, Series B, Pre-Refunded, 7.25%, 7/15/11 .................      3,750,000          3,960,675
  Rialto COP, FSA Insured, 5.75%, 2/01/22 ........................................................      2,715,000          2,731,534
  Rialto RDA, Tax Allocation, Agua Mansa Redevelopment Project, Pre-Refunded, 6.75%, 3/01/24 .....      3,500,000          3,822,000
  Richmond Joint Powers Financing Authority Revenue, Series B, Pre-Refunded, 7.00%, 5/15/07 ......      2,000,000          2,046,980
  Richmond Revenue, West Contra Costa YMCA Project, Pre-Refunded, 7.75%, 6/01/17 .................      3,715,000          3,811,144
  Riverside County Asset Leasing Corp. Leasehold Revenue, Hospital Project,
        Series A, 6.375%, 6/01/09 ................................................................     23,000,000         23,807,300
        Series A, 6.50%, 6/01/12 .................................................................     20,125,000         21,177,940
        Series B, MBIA Insured, 5.00%, 6/01/19 ...................................................     18,865,000         17,172,621
  Riverside County Board of Education COP, Capital Appreciation Financing Projects,
         Series A, 6.65%, 11/01/17 ...............................................................      7,945,000          8,247,069
  Riverside County CFD, Special Tax, No. 86-1, 8.75%, 9/01/16 ....................................     13,780,000         13,834,569
  Riverside County COP,
        Capital Projects, Series A, Pre-Refunded, 6.875%, 11/01/09 ...............................      4,975,000          5,262,953
        Family Law Court Project, MBIA Insured, 5.75%, 11/01/27 ..................................      5,295,000          5,310,197
        Historic Courthouse, MBIA Insured, 5.875%, 11/01/27 ......................................      6,000,000          6,071,940
  Riverside County Flood Control and Water Conservation District Elsinore Valley AD,
  Zone 3, 7.875%,
        9/01/03 ..................................................................................        165,000            181,734
        9/01/04 ..................................................................................        180,000            202,644
        9/01/05 ..................................................................................        190,000            218,099
        9/01/06 ..................................................................................        205,000            239,395

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE

------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Riverside County Flood Control and Water Conservation District Elsinore Valley
AD, Zone 3, 7.875%, (cont.)
        9/01/07 ..................................................................................    $    225,000    $266,600
        9/01/08 ..................................................................................         240,000      286,138
        9/01/09 ..................................................................................         260,000      314,005
        9/01/10 ..................................................................................         280,000      341,356
        9/01/11 ..................................................................................         305,000      373,326
        9/01/12 ..................................................................................         325,000      402,711
        9/01/13 ..................................................................................         350,000      436,839
        9/01/14 ..................................................................................         380,000      474,175
        9/01/15 ..................................................................................         410,000      513,213
        9/01/16 ..................................................................................         440,000      551,949
        9/01/17 ..................................................................................         475,000      595,365
  Riverside County Housing Authority Revenue, Breezewood Apartment Project,
  Refunding, Series C, 6.40%, 6/01/28 ............................................................       5,025,000    4,498,079
  Riverside County PFA, COP,
        5.75%, 5/15/19 ...........................................................................       3,500,000    3,025,995
        5.80%, 5/15/29 ...........................................................................      14,230,000   11,829,684
  Riverside County PFA, Tax Allocation Revenue, Redevelopment Projects, Series A,
        5.625%, 10/01/33 .........................................................................       9,225,000    8,177,040
  Riverside County SFMR,
        Series A, GNMA Secured, 7.20%, 10/01/24 ..................................................         925,000      933,510
        Series B, GNMA Secured, 7.60%, 11/01/19 ..................................................         475,000      489,682
  Riverside MFHR,
        Birchwood Park Apartments, Series A, FNMA Insured, 6.50%, 1/01/18 ........................       2,200,000    2,231,196
        Palm Shadows Apartments, Series A, FNMA Insured, 6.50%, 1/01/18 ..........................       4,010,000    4,066,862
  Riverside RDA, Tax Allocation, Merged Redevelopment Project, Series A,
  MBIA Insured, 5.625%, 8/01/23 ..................................................................       6,000,000    5,964,780
  Riverside USD, COP, Series B, FSA Insured, 7.375%, 9/01/26 .....................................       5,490,000    5,827,196
  Rocklin USD, CFD Special Tax No.1, Pre-Refunded, 7.70%, 9/01/12 ................................       6,085,000    6,298,462
  Rohnert Park HFAR, Rancho Feliz Mobile Home Park, FSA Insured, 5.375%, 12/01/26 ................       8,380,000    7,781,333
  Roseville 1915 Act,
        North Roseville Rocklin District No. 88-3, Refunding, 8.00%, 9/02/00 .....................         115,000      116,317
        North Roseville Rocklin District No. 88-3, Refunding, 8.00%, 9/02/01 .....................         125,000      128,165
        North Roseville Rocklin District No. 88-3, Refunding, 8.10%, 9/02/02 .....................         130,000      134,748
        North Roseville Rocklin District No. 88-3, Refunding, 8.15%, 9/02/03 .....................         145,000      150,294
        North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/04 .....................         155,000      160,625
        North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/05 .....................         170,000      176,100
        North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/06 .....................         180,000      186,458
        North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/07 .....................         200,000      207,190
        North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/08 .....................         215,000      222,693
        North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/09 .....................         185,000      191,605
        Rocky Ridge Harding District No. 88-4, Refunding, 8.00%, 9/02/00 .........................         245,000      247,805
        Rocky Ridge Harding District No. 88-4, Refunding, 8.00%, 9/02/01 .........................         260,000      266,583
        Rocky Ridge Harding District No. 88-4, Refunding, 8.10%, 9/02/02 .........................         275,000      285,043
        Rocky Ridge Harding District No. 88-4, Refunding, 8.15%, 9/02/03 .........................         305,000      316,136
        Rocky Ridge Harding District No. 88-4, Refunding, 8.20%, 9/02/04 .........................         325,000      336,794
        Rocky Ridge Harding District No. 88-4, Refunding, 8.20%, 9/02/05 .........................         350,000      362,558
  Roseville Special Tax,
        CFD No. 2, Pre-Refunded, 8.00%, 9/01/06 ..................................................         355,000      367,801
        CFD No. 2, Pre-Refunded, 8.25%, 9/01/21 ..................................................       7,165,000    7,430,535


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE

------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  Roseville Special Tax, (cont.)
        North Central CFD No. 1, Pre-Refunded, 8.00%, 11/01/02 ...................................   $  1,725,000    $1,852,667
        North Central CFD No. 1, Pre-Refunded, 8.10%, 11/01/03 ...................................       1,860,000     2,000,449
        North Central CFD No. 1, Pre-Refunded, 8.40%, 11/01/10 ...................................      10,000,000    10,800,200
        North Central CFD No. 1, Pre-Refunded, 8.60%, 11/01/17 ...................................      12,000,000    12,996,360
  Sacramento 1915 Act, North Natomas AD No. 88-3,
        8.20%, 9/02/10 ...........................................................................         780,000       767,107
        8.20%, 9/02/11 ...........................................................................       1,730,000     1,699,742
        8.25%, 9/02/12 ...........................................................................       2,240,000     2,255,277
        8.25%, 9/02/13 ...........................................................................       2,425,000     2,442,290
        8.25%, 9/02/14 ...........................................................................       2,620,000     2,639,440
  Sacramento Area Council of Governments COP, Sacog Administrative Building
  Project, Pre-Refunded,
  7.125%, 7/01/16 ................................................................................       1,500,000     1,541,400
  Sacramento City Financing Authority Revenue, Series 1991,
        6.60%, 11/01/05 ..........................................................................        1,300,000     1,361,321
        6.70%, 11/01/11 ..........................................................................          920,000       965,062
  Sacramento County Airport System Revenue, Series A, MBIA Insured, 5.90%, 7/01/24 ...............        6,875,000     6,905,388
  Sacramento County COP, Public Facilities Project, Coroner/Crime Laboratory,
  AMBAC Insured, 6.40%,
        10/01/19 .................................................................................       11,000,000    11,834,680
        10/01/24 .................................................................................       29,500,000    31,738,460
  Sacramento County Special Tax, CFD No. 1, Improvement Area 1, Series 1990, Pre-Refunded
        8.20%, 12/01/10 ..........................................................................        2,250,000     2,356,155
        8.25%, 12/01/20 ..........................................................................        7,610,000     7,971,475
  Sacramento MUD, Electric Revenue,
        Refunding, Series D, MBIA Insured, 5.25%, 11/15/20 .......................................        10,000,000    9,551,100
        Refunding, Series Z, FGIC Insured, 6.25%, 7/01/04 ........................................         5,740,000    5,994,167
        Refunding, Series Z, FGIC Insured, 6.35%, 7/01/05 ........................................         3,000,000    3,136,050
        Series I, MBIA Insured, 6.00%, 1/01/24 ...................................................         4,500,000    4,558,230
        Series J, AMBAC Insured, 5.60%, 8/15/24 ..................................................        10,215,000   10,093,850
        Sub. lien, Refunding, 8.00%, 11/15/10 ....................................................        16,110,000   16,149,147
  Sacramento RDA, Tax Allocation,
        Merged Downtown Redevelopment Project, Series A, MBIA Insured,
        Pre-Refunded, 6.50%, 11/01/13 ............................................................         2,140,000    2,215,200
        Series A, MBIA Insured, 6.50%, 11/01/13 ..................................................           360,000      371,462
  Sacramento Regional Transit District COP, Series A, 6.375%,
        3/01/04 ..................................................................................         1,000,000    1,052,200
        3/01/05 ..................................................................................         1,100,000    1,156,177
  Sacramento-Yolo Port District Revenue, Port Facilities, Refunding,
  Series A, 7.25%, 7/01/13 .......................................................................        11,645,000   12,166,580
  Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1,
  Refunding, FSA Insured,
  5.25%, 9/01/28 .................................................................................          6,800,000    6,335,424
  San Bernardino 1915 Act, AD No. 961, Refunding,
        7.60%, 9/02/02 ...........................................................................           855,000      868,184
        7.65%, 9/02/03 ...........................................................................           920,000      939,440
        7.70%, 9/02/04 ...........................................................................           990,000    1,014,305
        7.75%, 9/02/05 ...........................................................................         1,065,000    1,091,231
  San Bernardino County COP,
        Medical Center Financing Project, Refunding, 5.00%, 8/01/26 ..............................        15,045,000   12,297,482
        Medical Center Financing Project, Refunding, MBIA Insured, 5.00%, 8/01/28 ................        55,065,000   48,899,923
        Medical Center Financing, Series A, MBIA Insured, 5.50%, 8/01/22 .........................        40,830,000   39,204,966



FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE

------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  San Bernardino County COP, (cont.)
        Medical Center Financing, Series A, MBIA Insured, Pre-Refunded, 5.50%, 8/01/22 ...........    $ 23,945,000   $    25,373,080
        West Valley Detention Center Project, MBIA Insured, 6.25%, 11/01/04 ......................       3,705,000         3,937,933
        West Valley Detention Center Project, MBIA Insured, 6.35%, 11/01/05 ......................       3,935,000         4,190,893
        West Valley Detention Center Project, MBIA Insured, 6.40%, 11/01/06 ......................       4,185,000         4,461,126
        West Valley Detention Center Project, MBIA Insured, 6.50%, 11/01/12 ......................      20,000,000        21,342,400
        West Valley Detention Center Project, MBIA Insured, 6.20%, 11/01/25 ......................       9,275,000         9,576,994
  San Bernardino County Mortgage Revenue, Don Miguel Apartments Project,
  Refunding, MBIA Insured,
  6.00%, 9/01/03 .................................................................................          180,000          183,253
  San Bernardino County SFMR,
        GNMA Secured, 7.50%, 12/01/07 ............................................................         380,000           398,156
        GNMA Secured, 7.65%, 6/01/23 .............................................................       1,810,000         1,898,762
        Series A, GNMA Secured, FNMA Insured, 6.20%, 5/01/21 .....................................         600,000           593,706
        Series B, 5.40%, 5/01/25 .................................................................       7,945,000         7,301,296
  San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project,
  Refunding, MBIA Insured,
  5.70%, 1/01/23 .................................................................................        6,315,000        6,327,314
  San Bernardino Joint Powers Financing Authority Revenue COP, Police Station Financing Project,
  6.60%, 4/01/20 .................................................................................        4,715,000        5,241,571
  San Bernardino Joint Powers Financing Authority Revenue, Tax Allocation,
        Central City Merged Project, Refunding, Series A, ETM, 6.75%, 11/01/00 ...................         450,000           457,376
        Central City Merged Project, Refunding, Series A, ETM, 6.90%, 11/01/01 ...................         480,000           498,979
        Central City Merged Project, Series A, Pre-Refunded, 7.00%, 11/01/02 .....................         510,000           540,478
        Central City Merged Project, Series A, Pre-Refunded, 7.00%, 11/01/03 .....................         550,000           582,868
        Central City Merged Project, Series A, Pre-Refunded, 7.00%, 11/01/04 .....................         585,000           619,960
        Central City Merged Project, Series A, Pre-Refunded, 7.05%, 11/01/05 .....................         625,000           662,819
        Central City Merged Project, Series A, Pre-Refunded, 7.05%, 11/01/06 .....................         670,000           710,542
        Central City Merged Project, Series A, Pre-Refunded, 7.05%, 11/01/07 .....................         720,000           763,567
        Central City Merged Project, Series A, Pre-Refunded, 7.10%, 11/01/20 .....................      15,585,000        16,539,737
        Central City Merged Project, Series B, Pre-Refunded, 7.50%, 11/01/20 .....................       3,000,000         3,199,470
        Refunding, Series A, FSA Insured, 5.75%, 10/01/25 ........................................      19,915,000        19,974,745
  San Bernardino Municipal Water Department COP, FGIC Insured, 6.25%, 2/01/12 ....................         905,000           935,318
  San Carlos Mortgage Revenue, Elms Project, FHA Insured, 6.875%, 8/01/37 ........................       8,465,000         8,803,939
  San Diego County COP,
        Central Jail, Refunding, AMBAC Insured, 5.00%, 10/01/25 ..................................       5,825,000         5,280,363
        MBIA Insured, 5.00%, 8/15/28 .............................................................      26,000,000        23,252,840
  San Diego County Regional Transportation Commission Sales Tax Revenue,
  Series A, ETM, 6.00%, 4/01/08 ..................................................................       1,250,000         1,298,225
  San Diego IDR, San Diego Gas and Electric Co. Project, Series A, 6.40%, 9/01/18 ................      19,800,000        20,503,098
  San Diego Public Facilities Financing Authority Sewer Revenue,
        FGIC Insured, 5.00%, 5/15/25 .............................................................      22,400,000        20,318,592
        Series A, FGIC Insured, 5.25%, 5/15/27 ...................................................      21,750,000        20,377,140
        Series B, FGIC Insured, 5.25%, 5/15/22 ...................................................       5,200,000         4,932,616
        Series B, FGIC Insured, 5.25%, 5/15/27 ...................................................       6,175,000         5,785,234
  San Diego RDA, Tax Allocation, Horton Project, Refunding, Series A,
  FSA Insured, 6.00%, 11/01/15 ...................................................................       5,000,000         5,220,900
  San Diego Special Tax, CFD No. 1, Series A, Pre-Refunded, 8.50%, 9/01/16 .......................      28,845,000        30,993,087
  San Elijo Joint Powers Authority Revenue, Water Pollution Control Facilities,
  Refunding, FGIC Insured,
  5.00%, 3/01/20 .................................................................................       5,000,000         4,631,150
  San Francisco BART District Sales Tax Revenue, FGIC Insured,
        5.50%, 7/01/34 ...........................................................................      11,790,000        11,281,969
        Pre-Refunded, 6.60%, 7/01/12 .............................................................       1,440,000         1,509,062

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT              VALUE

------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  San Francisco City and County Airport Commission International Airport Revenue,
        Issue 6, AMBAC Insured, 6.50%, 5/01/18 ...................................................  $  2,500,000          2,636,625
        Issue 6, AMBAC Insured, 6.60%, 5/01/24 ...................................................    13,250,000         13,965,103
        Issue 9A, FGIC Insured, 5.90%, 5/01/25 ...................................................    46,415,000         46,553,317
        Issue 12-A, Second Series, 5.90%, 5/01/26 ................................................    45,000,000         45,100,800
        Issue 15A, Second Series, FSA Insured, 5.00%, 5/01/28 ....................................    41,650,000         36,486,650
        Issue 16A, Second Series, FSA Insured, 5.125%, 5/01/23 ...................................    24,635,000         22,335,076
        Issue 16A, Second Series, FSA Insured, 5.00%, 5/01/29 ....................................    37,805,000         33,289,949
        Issue 18A, Second Series, FGIC Insured, 5.00%, 5/01/29 ...................................     8,800,000          7,694,280
        Issue 22, Second Series, AMBAC Insured, 4.75%, 5/01/23 ...................................    13,230,000         11,260,582
        Issue 22, Second Series, AMBAC Insured, 4.75%, 5/01/29 ...................................    44,130,000         36,775,294
  San Francisco City and County COP, San Francisco Courthouse Project,
  FSA Insured, 5.875%, 4/01/21 ...................................................................     2,810,000          2,849,312
  San Francisco City and County Public Utilities Commission Water Revenue,
        Refunding, Series A, 6.50%, 11/01/09 .....................................................     4,000,000          4,249,360
        Series A, 5.00%, 11/01/21 ................................................................     5,000,000          4,522,400
  San Francisco City and County RDA,
        Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 ...........................................       315,000            340,272
        Hotel Tax Revenue, FSA Insured, Pre-Refunded, 6.75%, 7/01/25 .............................     9,100,000         10,024,651
        Lease Revenue, George R. Moscone Center, Refunding, Series 1992, 5.50%, 7/01/18 ..........    22,170,000         21,644,571
        Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.65%, 7/01/24 ......................     5,645,000          5,645,113
  San Francisco City and County Revenue, Irwin Memorial Blood Center,
  Series A, 6.80%, 12/01/21 ......................................................................     3,000,000          3,116,430
  San Gabriel Valley Schools Financing Authority Revenue,
        Oxnard Union High School, Pre-Refunded, 6.60%, 3/01/24 ...................................     4,145,000          4,446,342
        Pomona USD Financing, 5.80%, 2/01/26 .....................................................     5,150,000          4,975,827
        Series A, 7.70%, 11/01/19 ................................................................     1,765,000          1,802,789
  San Gorgonio Memorial Health Care District Health Facility Revenue,
  Pre-Refunded, 6.375%, 6/01/08 ..................................................................     1,815,000          1,941,124
  San Joaquin Area Flood Control Agency 1915 Act, Flood Protection and
  Restoration Assessment, FSA Insured,
  6.00%, 9/02/14 .................................................................................     8,220,000          8,489,205
  San Joaquin County COP, General Hospital Project, Pre-Refunded,
        6.25%, 9/01/13 ...........................................................................    32,880,000         35,241,442
        6.625%, 9/01/20 ..........................................................................    36,500,000         39,549,210
  San Joaquin County Special Tax, CFD No. 8,
        7.625%, 9/01/10 ..........................................................................     1,420,000          1,428,009
        7.75%, 9/01/20 ...........................................................................     2,990,000          3,008,448
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
        Refunding, Series A, 5.50%, 1/15/28 ......................................................   247,300,000        220,589,127
        Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 .......................................    91,470,000         87,032,790
        Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ........................................    21,200,000         19,723,844
        Senior lien, 5.00%, 1/01/33 ..............................................................    82,040,000         68,008,699
        Senior lien, Pre-Refunded, 7.00%, 1/01/30 ................................................    85,535,000         92,609,600
        Senior lien, Pre-Refunded, 6.75%, 1/01/32 ................................................    64,320,000         69,229,546
  San Jose Airport Revenue, Refunding, MBIA Insured, 5.75%, 3/01/16 ..............................    13,600,000         13,721,992
  San Jose Financing Authority Revenue, Convention Center Project,
        Refunding, Series C, 6.40%, 9/01/17 ......................................................    16,100,000         16,695,056
        Series C, 6.40%, 9/01/22 .................................................................    55,550,000         57,166,505
  San Jose RDA,
        MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38 ............................     7,155,000          6,815,281
        Tax Allocation, Housing, Set-Aside Merged Area, Series E, MBIA Insured, 5.85%, 8/01/27 ...     7,325,000          7,324,268

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                               PRINCIPAL
                                                                                                 AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (cont.)
San Jose RDA, (cont.)
   Tax Allocation, Merged Area Redevelopment Project, 5.25%, 8/01/29 ......................   $ 7,000,000        $ 6,278,860
   Tax Allocation, Merged Area Redevelopment Project, AMBAC Insured, 5.00%, 8/01/31 .......     4,000,000          3,540,720
   Tax Allocation, Merged Area Redevelopment Project, MBIA Insured, 5.00%, 8/01/21 ........    35,235,000         32,496,183
   Tax Allocation, Merged Area Redevelopment Project, MBIA Insured, 5.625%, 8/01/28 .......    24,135,000         23,846,587
   Tax Allocation, Merged Area Redevelopment Project, Refunding, MBIA Insured,
     5.00%, 8/01/20 .......................................................................    35,665,000         33,003,321
San Leandro RDA, RMR, Pre-Refunded, 11.25%, 4/01/13 .......................................        65,000             79,177
San Luis Obispo County COP, Jail Expansion Project,
   6.75%, 10/01/16 ........................................................................     1,830,000          1,862,574
   6.80%, 10/01/21 ........................................................................     1,475,000          1,499,603
San Marcos PFAR, Series A, 6.25%, 9/02/22 .................................................    25,000,000         25,680,000
San Marcos Public Facilities Authority Revenue,
   Capital Improvement, 8.25%, 1/01/19 ....................................................    16,700,000         17,145,222
   Civic Center, Mission Blvd. Project, Refunding and Improvement, Series A,
     6.15%, 8/01/13 .......................................................................    11,670,000         11,794,169
   Civic Center, Mission Blvd. Project, Refunding and Improvement, Series A,
     6.20%, 8/01/22 .......................................................................     7,895,000          7,772,312
   Rancheros Mobilehome Park Project, 7.00%, 10/01/24 .....................................       355,000            365,015
   Refunding, 5.80%, 9/01/18 ..............................................................     4,750,000          4,461,390
   Tax Allocation, Refunding, Series A, FSA Insured, 5.50%, 8/01/23 .......................    18,000,000         17,469,360
San Marcos USD, School Facilities ID No. 1, AMBAC Insured, 5.80%, 11/01/14 ................     5,000,000          5,212,200
San Mateo County Joint Powers Authority Lease Revenue, Capital Projects, Series A, FSA
   Insured, 5.125%, 7/15/28 ...............................................................     4,005,000          3,677,832
San Mateo County Joint Powers Financing Authority Lease Revenue, San Mateo
   County Health Care Center, Series A, FSA Insured, Pre-Refunded, 5.75%, 7/15/22 .........    21,945,000         23,345,091
San Mateo Flood Control District COP, Colma Creek Flood Control Zone, MBIA
   Insured, 5.125%, 8/01/32 ...............................................................    10,145,000          9,190,457
San Mateo RDA, Tax Allocation, Merged Area, Series A, 5.70%, 8/01/27 ......................     6,330,000          5,938,869
San Pablo RDA, Tax Allocation, Merged Project Area, FGIC Insured, 6.25%, 12/01/19 .........     3,500,000          3,656,240
San Rafael RDA, Tax Allocation, Central San Rafael Redevelopment, Refunding,
   FGIC Insured, 6.45%, 12/01/17 ..........................................................     6,740,000          7,092,704
San Rafael Sanitation District COP, Waste Water Facilities Financing, 6.80%,
   8/01/11 ................................................................................     2,200,000          2,287,912
San Ramon COP, Capital Improvement Projects, Series 1993, 6.00%, 3/01/18 ..................     1,730,000          1,737,889
San Ramon PFA, Tax Allocation Revenue,
   MBIA Insured, 5.30%, 2/01/28 ...........................................................    19,610,000         18,494,191
   Pre-Refunded, 6.90%, 2/01/24 ...........................................................     6,140,000          6,795,875
   Refunding, 6.90%, 2/01/24 ..............................................................     6,910,000          7,228,758
San Ramon Valley COP, Fire Protection District, Financing Corp., Refunding,
   6.00%, 7/01/19 .........................................................................     6,275,000          6,333,169
San Ramon Valley USD, COP,
   Pre-Refunded, 7.70%, 2/01/10 ...........................................................     6,000,000          6,432,000
   Refunding, 7.55%, 2/01/04 ..............................................................     5,385,000          5,436,319
   Refunding, Series 1992, 7.00%, 2/01/22 .................................................    19,830,000         20,749,121
   Series A, 6.35%, 10/01/01 ..............................................................     7,855,000          7,973,768
Santa Ana COP, Parking Facilities Project, Refunding, Series A, AMBAC Insured,
   6.125%, 6/01/16 ........................................................................     2,070,000          2,145,038
Santa Ana Financing Authority Water Revenue, MBIA Insured, 6.125%, 9/01/24 ................     5,000,000          5,123,000
Santa Ana HMR, Series A, FGIC Insured, 9.50%, 6/01/12 .....................................        35,000             35,242
Santa Barbara COP,
   California Health Facilities, Loan Program, 7.65%, 5/01/15 .............................     1,675,000          1,711,448
   Harbor Project, Refunding, 6.75%, 10/01/27 .............................................     8,090,000          8,432,773
Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20 .......     5,845,000          5,352,033


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (cont.)
  Santa Barbara SFMR, GNMA Secured,
        7.625%, 10/01/10 ..................................................................    $    170,000      $    176,013
        7.65%, 10/01/23 ...................................................................         480,000           495,989
  Santa Clara County COP, Terraces of Los Gatos Project, Pre-Refunded, 6.90%, 3/01/18 .....       4,000,000         4,182,080
  Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities,
        Replacement Project, Series A, AMBAC Insured, Pre-Refunded, 6.75%, 11/15/20 .......      13,000,000        14,405,300
  Santa Clara Housing Authority MFHR,
        Arastradero Park Apartments Project, Series A, GNMA Secured, 6.65%, 5/20/35 .......       6,465,000         6,758,446
        Elana Gardens Apartments Project, Series A, GNMA Secured, 6.40%, 6/20/35 ..........       5,625,000         5,740,931
        Sierra Vista I Apartments Project, Series A, GNMA Secured, 6.65%, 6/20/35 .........       3,860,000         4,036,749
  Santa Clara Valley Water District COP, Refunding and Improvement, Series A,
        FGIC Insured, 6.00%, 2/01/24 ......................................................      17,000,000        17,222,870
  Santa Clarita COP, Refunding, MBIA Insured, 5.00%, 10/01/21 .............................       5,105,000         4,706,963
  Santa Cruz City School District COP, Education Center Financing Project,
        Pre-Refunded, 7.00%, 5/01/24 ......................................................       3,150,000         3,483,774
  Santa Cruz County Housing Authority MFHR, Series B, FNMA Insured, 7.75%, 7/01/23 ........       9,230,000         9,439,983
  Santa Maria Bonita School District COP, MBIA Insured,
        7.00%, 3/01/16 ....................................................................         480,000           499,464
        Pre-Refunded, 7.00%, 3/01/16 ......................................................       2,270,000         2,376,372
  Santa Maria COP, Revenue, Marian Medical Center, Pre-Refunded, 6.75%, 9/01/22 ...........       3,600,000         3,851,496
  Santa Monica RDA Tax Allocation, Earthquake Recovery Redevelopment Project,
        AMBAC Insured, 6.00%, 7/01/29 .....................................................      13,110,000        13,390,161
  Seal Beach RDA, sub. lien, Tax Allocation Revenue, Riverfront, Refunding,
        Series A, 6.70%, 9/01/13 ..........................................................       2,880,000         2,891,578
  Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional
        Facility Project, Series A,
        5.95%, 1/01/11 ....................................................................       1,880,000         1,948,451
        6.05%, 1/01/17 ....................................................................       5,135,000         5,285,301
  Shasta Joint Powers Financing Authority Lease Revenue, Courthouse County
        Improvement Project, Series A, Pre-Refunded, 6.70%, 6/01/23 .......................       2,500,000         2,662,350
  Sierra View Local Hospital District Revenue, Insured Health Facilities,
        Pre-Refunded, 6.40%, 3/01/22 ......................................................      15,000,000        15,803,850
  Simi Valley SFRMR, Series A, GNMA Secured, FNMA Insured, 7.70%, 3/01/25 .................         245,000           253,565
  Snowline Joint USD, COP, Pre-Refunded, 7.25%, 4/01/18 ...................................       1,000,000         1,071,050
  Soledad RDA, Tax Allocation, Soledad Redevelopment Project, Pre-Refunded,
        7.40%, 11/01/12 ...................................................................       3,740,000         4,072,000
  Sonoma County Office of Education COP, Series 1990, Pre-Refunded, 7.375%, 7/01/20 .......       1,745,000         1,794,174
  South Gate PFAR, Tax Allocation,
        Redevelopment Project No. 1, Refunding, 6.10%, 9/01/03 ............................      10,000,000         9,969,000
        South Gate Redevelopment Project No. 1, AMBAC Insured, 5.875%, 9/01/24 ............      8,505,000         8,576,782
  South Napa Waste Management Authority Revenue, Solid Waste Transfer Facilities
        Project, 6.50%, 2/15/14 ...........................................................       4,500,000         4,692,735
  South Orange County PFA, Special Tax Revenue,
        Foothill Area, Series C, FGIC Insured, 5.75%, 8/15/18 .............................       5,000,000         5,055,250
        Senior lien, Refunding, Series A, MBIA Insured, 6.00%, 9/01/18 ....................      18,850,000        19,249,055
  South San Francisco 1915 Act, Gateway AD No. ST-82-2, 8.00%,
        9/02/00 ...........................................................................       1,455,000         1,472,853
        9/02/01 ...........................................................................       1,570,000         1,606,989
        9/02/02 ...........................................................................       1,675,000         1,734,915
  Southern California HFA, SFMR,
        GNMA Secured, 7.625%, 10/01/22 ....................................................       2,520,000         2,571,282
        GNMA Secured, 7.75%, 3/01/24 ......................................................       3,335,000         3,418,142
        Series A, GNMA Secured, 6.75%, 9/01/22 ............................................         580,000           592,882
        Series B, GNMA Secured, 6.90%, 10/01/24 ...........................................         960,000           986,218

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (cont.)
  Southern California Public Power Authority Power Project Revenue,
        6.75%, 7/01/13 .....................................................................    $ 10,000,000      $ 11,345,500
        Hydroelectric-Hoover Uprating, Refunding, 6.00%, 10/01/17 ..........................       7,795,000         7,852,137
        Multi-Purpose Projects, 6.00%, 7/01/18 .............................................      29,645,000        29,656,858
        Palo Verde Project, Refunding, Series A, AMBAC Insured, ETM, 5.00%, 7/01/15 ........       8,000,000         7,598,080
        San Juan Project Unit 3, Series A, MBIA Insured, 5.00%, 1/01/20 ....................       5,790,000         5,364,667
  Southern California Public Power Authority Transmission Project Revenue,
        Southern Transmission, Refunding,
        6.125%, 7/01/18 ....................................................................      51,035,000        52,337,413
        5.50%, 7/01/20 .....................................................................      19,785,000        19,357,842
        5.75%, 7/01/21 .....................................................................      22,530,000        22,628,456
        MBIA Insured, 5.75%, 7/01/21 .......................................................      16,335,000        16,406,384
  Southern Kern USD, COP, Pre-Refunded, 7.10%, 9/01/17 .....................................       2,250,000         2,424,960
  Standard Elementary School District COP, Pre-Refunded, 7.375%, 6/01/11 ...................       1,390,000         1,438,845
  Stockton Central Parking District, Refunding, Series 1991, 7.90%, 8/01/11 ................       5,700,000         5,717,157
  Stockton COP, Essential Services Building Parking Facility,
        5.875%, 8/01/23 ....................................................................       2,295,000         2,236,523
        6.00%, 8/01/31 .....................................................................       6,585,000         6,501,897
  Stockton East Water District COP, 1990 Project,
        Series A, AMBAC Insured, 6.40%, 4/01/22 ............................................      14,095,000        14,581,137
        Series A, AMBAC Insured, Pre-Refunded, 6.40%, 4/01/22 ..............................       5,905,000         6,241,644
        Series B, 7.45%, 4/01/05 ...........................................................      28,575,000        59,248,262
  Stockton Health Facilities Revenue, St. Joseph Medical Center, Series A, MBIA
        Insured, 5.50%, 6/01/23 ............................................................       5,000,000         4,791,350
  Stockton PFA, Special Tax, CFD No. 90-4, Pre-Refunded, 8.50%, 9/01/16 ....................       8,000,000         8,383,200
  Stockton Port District Port Facilities Revenue, Refunding and Improvement,
        Series A, FSA Insured, 5.95%, 7/01/17 ..............................................       5,095,000         5,266,294
  Stockton Revenue COP, Wastewater System Project, Series A, MBIA Insured, 5.20%, 9/01/29 ..      19,160,000        17,633,714
  Stockton Special Tax, CFD No. 90-2,
        Brookside, Series 305, Pre-Refunded, 8.50%, 8/01/09 ................................       1,430,000         1,479,049
        Brookside, Series 305, Pre-Refunded, 8.65%, 8/01/15 ................................       2,710,000         2,804,254
        Series 2, ETM, 7.30%, 8/01/00 ......................................................         725,000           732,917
        Series 2, Pre-Refunded, 7.35%, 8/01/01 .............................................         780,000           804,047
        Series 2, Pre-Refunded, 7.40%, 8/01/02 .............................................         835,000           860,877
        Series 2, Pre-Refunded, 7.45%, 8/01/03 .............................................         895,000           922,879
        Series 2, Pre-Refunded, 7.50%, 8/01/04 .............................................         965,000           995,214
        Series 2, Pre-Refunded, 7.70%, 8/01/09 .............................................       3,000,000         3,095,820
        Series 6, 7.75%, 8/01/15 ...........................................................       3,000,000         3,051,480
  Suisun City COP, Civic Center Project, Refunding, 6.45%, 11/01/15 ........................       2,105,000         2,156,699
  Suisun City RDA, Tax Allocation, Suisun City Redevelopment Project, Refunding,
        MBIA Insured,
        6.00%, 10/01/18 ....................................................................       3,285,000         3,366,402
        5.90%, 10/01/23 ....................................................................       3,390,000         3,424,476
  Sunnyvale Financing Authority Utilities Revenue, Wastewater Reuse and Sludge,
        Series A, 6.30%, 10/01/12 ..........................................................       4,735,000         4,856,737
  Tahoe Forest Hospital District Revenue, Series A, 5.90%, 7/01/29 .........................       7,990,000         6,728,699
  Tehachapi COP, Series 1990, 8.20%, 11/01/20 ..............................................       2,500,000         2,557,600
  Tehachapi USD, COP, Tompkins Elementary School Project, Pre-Refunded, 7.80%, 2/01/21 .....       2,250,000         2,363,355
  Temecula Valley USD,
        Series D, FGIC Insured, 6.00%, 9/01/14 .............................................       1,250,000         1,292,325
        Series D, FGIC Insured, 6.125%, 9/01/19 ............................................       3,110,000         3,186,164
        Series E, FSA Insured, 6.35%, 9/01/19 ..............................................       5,460,000         5,742,227


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (cont.)
  Thousand Oaks RDA,
        MFR, The Shadows Apartments, Refunding, Series A, FNMA Insured, 5.75%,
          11/01/27 ..........................................................................   $  7,530,000        $  7,277,293
        Tax Allocation, Thousand Oaks Boulevard Redevelopment, Refunding, MBIA
        Insured, 5.375%, 12/01/25 ...........................................................     24,485,000          23,416,964
  Thousand Oaks SFHMR,
        Capital Appreciation, Series A, GNMA Secured, 8.00%, 9/01/23 ........................        126,000             266,097
        Refunding, Series A, GNMA Secured, 7.45%, 9/01/10 ...................................        135,000             138,922
        Refunding, Series A, GNMA Secured, 7.55%, 9/01/15 ...................................        185,000             189,218
        Refunding, Series A, GNMA Secured, 7.625%, 3/01/23 ..................................        530,000             534,245
  Torrance Hospital Revenue,
        Little Co. of Mary Hospital, Pre-Refunded, 6.875%, 7/01/15 ..........................      3,595,000           3,818,573
        Torrance Memorial Hospital Medical Center, Refunding, 6.75%, 1/01/12 ................      2,000,000           2,011,240
  Trabuco Canyon PFA, Special Tax Revenue, Refunding,
        Series A, FSA Insured, 6.00%, 10/01/10 ..............................................     13,775,000          15,006,072
        Series A, FSA Insured, 6.10%, 10/01/15 ..............................................     13,220,000          14,415,749
        Series C, FSA Insured, 6.00%, 7/01/12 ...............................................      3,040,000           3,315,515
        Series C, FSA Insured, 6.10%, 7/01/19 ...............................................      5,215,000           5,595,956
  Tracy Area Public Facilities Financing Agency Special Tax, CFD No. 8, Series C,
        Pre-Refunded, 7.80%, 10/01/16 .......................................................      5,000,000           5,194,850
  Tracy COP, I-205 Corridor Improvement and Refinancing Project, AMBAC Insured,
        5.125%, 10/01/27 ....................................................................      6,695,000           6,154,981
  Travis USD, COP, Foxboro Elementary School Construction Project, Pre-Refunded,
        6.70%, 9/01/06 ......................................................................        490,000             523,095
        7.00%, 9/01/12 ......................................................................      3,670,000           3,942,718
  Tri-City Hospital District Revenue, Refunding, Series A, MBIA Insured, 5.625%,
        2/15/17 .............................................................................      5,000,000           5,013,750
  Tri-Dam Power Authority Revenue, Hydroelectric Sand Bar Project, Refunding,
        7.50%, 1/01/17 ......................................................................     45,830,000          46,309,840
  Trinity County PUD, COP, Electric District Facilities, Refunding, Series 1993,
        6.60%, 4/01/11 ......................................................................      2,565,000           2,668,498
        6.75%, 4/01/23 ......................................................................      4,000,000           4,052,160
  Tulare County COP, Financing Project, Series B, Pre-Refunded, 6.875%, 11/15/12 ............      1,100,000           1,184,612
  Tulare Local Health Care District Health Facilities Revenue, 5.20%, 12/01/21 ..............      4,455,000           4,096,417
  Union City CRDA, Tax Allocation Revenue, Community Redevelopment Project, AMBAC
        Insured,
        5.75%, 10/01/33 .....................................................................      5,250,000           5,254,043
  University of California COP, UCLA Center Chiller/Cogeneration Project, Refunding,
        5.50%, 11/01/17 .....................................................................     13,940,000          13,952,546
        5.60%, 11/01/20 .....................................................................     14,880,000          14,843,246
  University of California Revenues,
        Multi-Purpose Projects, Refunding, Series C, AMBAC Insured, 5.00%, 9/01/23 ..........     17,545,000          16,031,042
        Multi-Purpose Projects, Series F, FGIC Insured, 5.00%, 9/01/22 ......................     40,575,000          36,900,528
        Multi-Purpose Projects, Series F, FGIC Insured, 5.00%, 9/01/27 ......................     82,440,000          74,375,719
        Research Facilities, Series B, Pre-Refunded, 6.55%, 9/01/24 .........................     20,000,000          21,657,000
        U.C. Davis Medical Center, AMBAC Insured, 5.75%, 7/01/20 ............................     44,385,000          44,467,112
  Upland COP,
        Refunding, Mortgage Insured, 5.50%, 1/01/07 .........................................      4,935,000           4,909,881
        San Antonio Community Hospital, Refunding, 5.70%, 1/01/11 ...........................     11,210,000          11,217,847
  Vacaville COP, Pre-Refunded, 9.40%, 10/01/15 ..............................................     11,865,000          12,394,179
  Vacaville PFAR, Local Agency, 8.65%, 9/02/18 ..............................................      5,815,000           6,012,768
  Val Verde USD, COP, Vista Verde Project, Pre-Refunded, 6.95%, 6/01/21 .....................      2,785,000           2,924,361
  Vallejo RDA, Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19 .............      2,470,000           2,472,989
  Vallejo Revenue, Golf Course Project, Series A, 7.90%, 6/01/17 ............................      6,000,000           6,188,760


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                               PRINCIPAL
                                                                                                 AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (cont.)
  Vallejo USD, Special Tax Revenue, CFD No. 2,
        7.75%, 9/01/15 ...................................................................   $  2,300,000        $    2,320,033
        8.125%, 9/01/16 ..................................................................      5,100,000             5,235,303
  Victor Valley UHSD, COP, Pre-Refunded, 7.875%, 11/01/12 ................................      5,100,000             5,317,056
  Victorville RDA, Tax Allocation, Bear Valley Road Redevelopment Project,
        Pre-Refunded, 7.50%, 11/01/06 ....................................................      1,200,000             1,280,736
        Refunding, Series A, FSA Insured, 6.125%, 9/01/19 ................................      2,405,000             2,469,791
        Refunding, Series A, FSA Insured, 6.125%, 9/01/24 ................................      3,245,000             3,324,827
  Virgin Islands PFAR, senior lien,
        Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ............................      7,000,000             6,212,430
        Refunding, Series A, 5.50%, 10/01/14 .............................................      3,865,000             3,642,144
  Vista Community Development Commission Tax Allocation Revenue, Vista
        Redevelopment Project Area,
        MBIA Insured, 5.50%, 9/01/23 .....................................................     11,810,000            11,461,605
        Series B, MBIA Insured, 5.20%, 9/01/28 ...........................................      5,485,000             5,093,755
  Vista Joint Powers Financing Authority Revenue, Series A, 7.625%, 2/01/20 ..............      3,675,000             3,769,999
  Walnut Improvement Agency RMR, Series A, 10.25%, 5/01/17 ...............................         80,000                82,674
  Walnut PFAR, Tax Allocation, Improvement Project, Refunding, MBIA Insured,
        6.50%, 9/01/22 ...................................................................      8,285,000             8,679,200
  Washington Township Hospital District Revenue,
        AMBAC Insured, 5.25%, 7/01/23 ....................................................      5,000,000             4,669,050
        HealthCare District Revenue, 5.25%, 7/01/29 ......................................      6,500,000             5,447,845
  Watsonville Insured Hospital Revenue, Watsonville Community Hospital, Series A,
        Pre-Refunded,
        6.30%, 7/01/15 ...................................................................      3,990,000             4,363,185
        6.35%, 7/01/24 ...................................................................      5,435,000             5,955,836
  Watsonville RDA, GO, Tax Allocation, Watsonville Redevelopment Project, 6.30%,
        8/01/06 ..........................................................................      1,745,000             1,750,811
  West Basin Municipal Water District Revenue COP, 1992 Project, Refunding,
        Series A, AMBAC Insured, 5.50%, 8/01/22 ..........................................      4,000,000             3,889,480
  West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 ............................      6,250,000             5,628,125
  Westminster RDAR, Tax Allocation, Commercial Redevelopment Project No. 1,
        Series A, Pre-Refunded, 7.30%, 8/01/21 ...........................................      6,455,000             6,833,973
  Whittier CFD, Special Tax Revenue, Whitter Station Center, Series 1,
        Pre-Refunded, 7.75%, 9/01/19 .....................................................      5,095,000             5,274,752
  William S. Hart Joint School Financing Authority Special Tax Revenue, Community
        Facilities, Refunding,
  FSA Insured, 6.50%, 9/01/14 ............................................................      4,000,000             4,346,120
                                                                                                                 --------------
  TOTAL BONDS (COST $11,650,670,878) .....................................................                       11,641,337,199
                                                                                                                 --------------
  ZERO COUPON/STEP-UP BONDS 10.8%
  Anaheim PFA, Lease Revenue,
        Capital Appreciation, Public Improvements Project, Series C, FSA Insured,
          9/1/26 .........................................................................      4,430,000               929,946
        Capital Appreciation, Public Improvements Project, Series C, FSA Insured,
          9/1/27 .........................................................................     17,860,000             3,533,958
        Capital Appreciation, Public Improvements Project, Series C, FSA Insured,
          9/1/28 .........................................................................      8,425,000             1,571,347
        Public Improvements Project, Series C, FSA Insured, 9/1/33 .......................     37,070,000             5,127,893
  Auburn USD, COP, Land Acquisition Program, Series A, FSA Insured, zero cpn. to
        9/01/00, 7.00% thereafter, 9/01/28 ...............................................      2,770,000             2,791,301
  Baldwin Park RDA, Tax Allocation, San Gabriel, Refunding, Series A, ETM,
        2/01/01 ..........................................................................        560,000               541,100
        2/01/02 ..........................................................................        565,000               519,139
        2/01/03 ..........................................................................        570,000               498,585
        2/01/04 ..........................................................................        575,000               478,406
        2/01/05 ..........................................................................        585,000               462,987

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                               PRINCIPAL
                                                                                                 AMOUNT                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ZERO COUPON/STEP-UP BONDS (cont.)
  Beaumont USD, COP, Series A, FSA Insured,1/01/29 ......................................    $  6,835,000        $     5,529,447
  Burton Elementary School District COP, Loan Acquisition, Capital Appreciation,
    Series B, FSA Insured, zero cpn. to
    9/01/00, 6.60% thereafter, 9/01/27 ..................................................         300,000                296,964
  California Educational Facilities Authority Revenue,
        Loyola Marymount University, MBIA Insured, 10/01/32 .............................       8,435,000              1,079,343
        Loyola Marymount University, MBIA Insured, 10/01/33 .............................       8,435,000              1,011,947
        Loyola Marymount University, MBIA Insured, 10/01/34 .............................       8,435,000                948,769
        Loyola Marymount University, MBIA Insured, 10/01/35 .............................       8,435,000                889,555
        Loyola Marymount University, MBIA Insured, 10/01/36 .............................       8,435,000                834,053
        Loyola Marymount University, MBIA Insured, 10/01/37 .............................       8,435,000                782,009
        Loyola Marymount University, MBIA Insured, 10/01/38 .............................       8,435,000                733,170
        Loyola Marymount University, MBIA Insured, 10/01/39 .............................       8,435,000                687,453
        Santa Clara University, AMBAC Insured, 9/1/26 ...................................       5,800,000              1,217,536
  California Health Facilities Financing Authority Revenue, Kaiser Permanente,
        Series A, ETM,10/01/11 ..........................................................      13,970,000              7,186,587
  California HFAR,
        Capital Appreciation, Series G, MBIA Insured, 2/01/30 ...........................      69,800,000             10,331,098
        Convertible Home Mortgage, FSA Insured, zero cpn. to 2/10/10, 6.70%
          thereafter, 2/01/31 ...........................................................      18,995,000             10,538,616
        FNMA Home Mortgage, Series B, FSA Insured, 2/01/30 ..............................      41,270,000              5,616,847
        Home Mortgage, Capital Appreciation, Series A, 8/01/16 ..........................         615,000                107,072
        Home Mortgage, Series B, MBIA Insured, 2/01/30 ..................................     125,210,000             18,265,635
        Home Mortgage, Series C, 8/01/21 ................................................       6,360,000              1,249,549
    (a) Home Mortgage, Series F, FSA Insured, 8/01/31 ...................................      91,140,000             12,105,215
  California HFR, Home Mortgage, Series N, AMBAC Insured,8/01/31 ........................      80,350,000             43,597,910
  California Public School District Financing Authority Lease Revenue, Los Banos
        School,
        Series A, FSA Insured, zero cpn. to 10/01/00, 6.20% thereafter, 10/01/23 ........         455,000                449,190
        Series B, FSA Insured, Pre-Refunded, zero cpn. to 10/01/00, 6.20%
          thereafter,10/1/2023 ..........................................................       4,535,000              4,621,256
  California State GO,
        Principal Eagles II, Series 3, 3/01/09 ..........................................       7,500,000              4,789,425
        Principal Eagles II, Series 4, 6/01/06 ..........................................      10,000,000              7,454,400
        Principal Eagles II, Series 6, 3/01/09 ..........................................       5,000,000              3,192,950
        Principal M-Raes, Series 8, 4/01/09 .............................................       9,000,000              5,723,280
  California Statewide CDA Revenue, COP, Insured Hospital, Triad Health Care,
        Refunding, ETM,
        8/01/09 .........................................................................       6,450,000              4,011,449
        8/01/10 .........................................................................       6,745,000              3,942,722
        8/01/11 .........................................................................       3,115,000              1,715,244
  Campbell USD, Series B, FGIC Insured,
        8/01/20 .........................................................................       5,000,000              1,530,800
        8/01/21 .........................................................................       6,280,000              1,810,147
  Chino USD, COP, Land Acquisition, Series B, FSA Insured, zero cpn. to 9/01/02,
        6.60% thereafter, 9/01/14 .......................................................       1,580,000              1,406,769
        6.70% thereafter, 9/01/29 .......................................................       4,780,000              4,153,151
  Contra Costa County COP, Merrithew Memorial Hospital Project, ETM,11/01/15 ............       6,810,000              2,899,085
  Contra Costa Home Mortgage Finance Authority HMR, Mandatory Sinking Fund,
        3/01/07, MBIA Insured, Pre-Refunded, 9/01/17 ....................................      10,770,000              2,392,771
        3/01/08, MBIA Insured, Pre-Refunded, 9/01/17 ....................................       9,635,000              2,268,079
        3/01/09, MBIA Insured, Pre-Refunded, 9/01/17 ....................................       8,615,000              2,132,213
        3/01/10, MBIA Insured, Pre-Refunded, 9/01/17 ....................................       7,700,000              2,013,550


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                               PRINCIPAL
                                                                                                 AMOUNT                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ZERO COUPON/STEP-UP BONDS (cont.)
  Contra Costa Home Mortgage Finance Authority HMR, Mandatory Sinking Fund, (cont.)
        9/01/07, MBIA Insured, Pre-Refunded, 9/01/17 ....................................    $  5,890,000        $     1,351,107
        9/01/08, MBIA Insured, Pre-Refunded, 9/01/17 ....................................       8,095,000              1,966,761
        9/01/09, MBIA Insured, Pre-Refunded, 9/01/17 ....................................       7,135,000              1,821,351
        9/01/10, MBIA Insured, Pre-Refunded, 9/01/17 ....................................       6,275,000              1,691,803
  Contra Costa School Financing Authority Revenue, Capital Appreciation, Antioch
        USD Community, Series B, 9/01/07 ................................................       1,515,000                971,554
  Desert Sands USD, COP, Capital Projects, FSA Insured, zero cpn. to 3/01/01,
        6.45% thereafter, 3/01/20 .......................................................       6,820,000              6,442,718
  El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured,
        8/01/16 .........................................................................       2,050,000                804,953
        8/01/22 .........................................................................      11,485,000              3,003,328
        8/01/27 .........................................................................      11,495,000              2,196,580
  Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured,
        12/01/19 ........................................................................       2,775,000                863,247
        12/01/20 ........................................................................       2,765,000                802,431
        12/01/21 ........................................................................       4,195,000              1,144,270
        12/01/22 ........................................................................       4,195,000              1,070,522
        12/01/23 ........................................................................       4,195,000              1,005,583
        12/01/24 ........................................................................       4,200,000                943,278
        12/01/25 ........................................................................       6,355,000              1,340,079
        12/01/26 ........................................................................       6,355,000              1,257,909
        12/01/27 ........................................................................       6,355,000              1,183,746
        12/01/28 ........................................................................       6,355,000              1,113,968
  Fontana USD, GO, Convertible Capital Appreciation, Series D, FGIC Insured,
   zero cpn. to 5/1/00, 5.80% thereafter, 5/01/17 .......................................       5,000,000              5,027,950
  Foothill/Eastern Corridor Agency Toll Road Revenue,
        Capital Appreciation, Refunding, 1/15/25 ........................................      57,000,000             11,710,650
        Capital Appreciation, Refunding, 1/15/30 ........................................     128,460,000             18,902,889
        Capital Appreciation, Refunding, 1/15/31 ........................................      14,635,000              2,019,337
        Capital Appreciation, Refunding, 1/15/36 ........................................     217,160,000             21,720,343
        Capital Appreciation, Refunding, 1/15/38 ........................................     205,560,000             18,076,946
        Capital Appreciation, Refunding, MBIA Insured, 1/15/21 ..........................      51,180,000             13,713,169
        Capital Appreciation, Refunding, MBIA Insured, 1/15/37 ..........................     170,615,000             16,000,275
        Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80% thereafter,
         1/15/20, .......................................................................      49,500,000             27,007,695
        Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter,
         1/15/27, .......................................................................      80,835,000             43,008,262
        Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter,
         1/15/28, .......................................................................      80,500,000             42,676,270
        Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter,
         1/15/29, .......................................................................     112,230,000             58,927,484
        Capital Appreciation, senior lien, Series A, ETM, 1/01/22 .......................      30,835,000              8,748,198
        Capital Appreciation, senior lien, Series A, ETM, 1/01/23 .......................       5,765,000              1,540,062
        Capital Appreciation, senior lien, Series A, ETM, 1/01/24 .......................      72,045,000             18,118,597
        Capital Appreciation, senior lien, Series A, ETM, 1/01/28 .......................       2,000,000                396,460
        Capital Appreciation, senior lien, Series A, ETM, zero cpn. to 1/01/05,
         7.05% thereafter, 1/01/09 ......................................................      10,000,000              8,453,700
        Capital Appreciation, senior lien, Series A, Pre-Refunded, zero cpn. to
         1/01/05, 7.15% thereafter, 1/01/14 .............................................       5,500,000              4,800,015
        Convertible Capital Appreciation, Refunding, 1/15/23 ............................      10,000,000              5,445,600
        Convertible Capital Appreciation, Refunding, 1/15/26 ............................      30,000,000             16,143,900
        Convertible Capital Appreciation, Refunding, 1/15/32 ............................     100,000,000             12,938,000
        Convertible Capital Appreciation, Refunding, 1/15/33 ............................     132,460,000             16,327,020
        Convertible Capital Appreciation, Refunding, 1/15/34 ............................     100,000,000             11,375,000



FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT                VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ZERO COUPON/STEP-UP BONDS (cont.)
  Foothill/Eastern Corridor Agency Toll Road Revenue, (cont.)
        Convertible Capital Appreciation, Refunding, 1/15/35 ...............................    $ 33,445,000        $  3,567,244
        Senior lien, Series A, ETM, 1/01/25 ................................................      20,660,000           4,890,635
        Senior lien, Series A, ETM, 1/01/26 ................................................      23,475,000           5,229,526
        Senior lien, Series A, ETM, 1/01/27 ................................................      15,000,000           3,152,100
        Senior lien, Series A, ETM, 1/01/29 ................................................      35,310,000           6,602,970
        Senior lien, Series A, Pre-Refunded, 1/01/12 .......................................       8,000,000           6,968,080
  Lodi Electric Systems Revenue COP, Capital Appreciation Bond, Series B, MBIA
        Insured, 1/15/19 ...................................................................       6,360,000           2,084,363
  Los Angeles Convention and Exhibition Center Authority COP, Series 1985, ETM,
        12/01/05 ...........................................................................      26,750,000          20,332,140
  Los Angeles HMR, Series A, GNMA Secured, 8/25/16 .........................................         865,000             221,215
  Los Banos USD, COP, Series B, MBIA Insured, 8/01/16 ......................................       5,000,000           4,696,250
  New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, 8/01/23 .................      14,700,000           3,611,790
  Palmdale CRDA, Tax Allocation, Merged Project, sub. lien, AMBAC Insured, zero
        cpn. to 12/01/04, 5.50% thereafter, 12/01/29 .......................................       3,255,000           2,532,260
  Paramount USD, COP, Land Acquisition, Series B, FSA Insured, zero cpn. to
        9/01/01,
        6.85% thereafter, 9/01/14 ..........................................................       1,695,000           1,566,875
        7.00% thereafter, 9/01/29 ..........................................................       7,675,000           7,103,520
  Pasadena Special Tax CFD, No. 1 Civic Center West, Pre-Refunded, 12/01/17 ................       4,090,000           1,347,778
  Perris SFMR, Series A, GNMA Secured, ETM, 6/01/23 ........................................      19,095,000           4,623,281
  Placer Union High School District COP, Capital Appreciation, Series A, 3/01/19 ...........       2,095,000           2,228,933
  Rancho Water District Financing Authority Revenue, AMBAC Insured,
        8/15/16 ............................................................................       8,605,000           3,452,756
        8/15/17 ............................................................................      13,605,000           5,067,726
        8/15/18 ............................................................................      13,605,000           4,736,445
  Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County
        Hospital Project, MBIA Insured,
        6/01/23 ............................................................................      14,160,000           3,553,877
        6/01/24 ............................................................................      13,005,000           3,060,467
  Riverside County Board of Education COP, Capital Appreciation Financing
        Projects, Series A, 11/01/05 .......................................................       1,250,000             949,800
  Riverside County SFMR, Capital Appreciation Mortgage,
        Series A, GNMA Secured, ETM, 9/01/14 ...............................................      20,220,000           8,823,604
        Series A, GNMA Secured, ETM, 11/01/20 ..............................................      25,055,000           7,177,506
        Series B, GNMA Secured, ETM, 6/01/23 ...............................................      26,160,000           6,333,859
  Rocklin USD, GO, Capital Appreciation, Series A, FGIC Insured,
        9/01/08 ............................................................................       3,660,000           2,418,565
        9/01/09 ............................................................................       4,100,000           2,560,163
        9/01/10 ............................................................................       4,595,000           2,712,566
        9/01/11 ............................................................................       5,145,000           2,858,511
        9/01/12 ............................................................................       5,760,000           3,010,176
        9/01/16 ............................................................................      33,960,000          13,484,497
  Roseville City School District GO, Capital Appreciation, Series A,
        8/01/11 ............................................................................       3,115,000           1,709,574
        8/01/17 ............................................................................      30,770,000          10,880,887
  Roseville Joint UHSD, Capital Appreciation, Series A,
        8/01/10 ............................................................................       1,820,000           1,062,789
        8/01/11 ............................................................................       1,965,000           1,078,431
        8/01/17 ............................................................................      18,155,000           6,417,974


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                             PRINCIPAL
                                                                                               AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ZERO COUPON/STEP-UP BONDS (cont.)
  San Francisco City and County RDA, Lease Revenue, George R. Moscone Center,
     Capital Appreciation,
        7/01/05 .......................................................................    $ 12,820,000         $    9,917,808
        7/01/06 .......................................................................      11,320,000              8,308,201
        7/01/07 .......................................................................       4,570,000              3,171,671
        7/01/08 .......................................................................       7,785,000              5,095,983
        Pre-Refunded, 7/01/16 .........................................................      16,300,000              4,973,619
        Pre-Refunded, 7/01/17 .........................................................      16,300,000              4,576,551
        Pre-Refunded, 7/01/18 .........................................................      16,300,000              4,210,942
        Zero cpn. to 7/01/02, 8.50% thereafter, 7/01/14 ...............................      46,000,000             43,230,800
  San Gabriel USD, COP, Facilities Development Program, Series B, FSA Insured,
     zero cpn. to 9/01/02, 6.75% thereafter, 9/01/29 ..................................       2,250,000              1,944,338
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien,
        ETM, 1/01/25 ..................................................................       5,700,000              1,349,304
        ETM, 1/01/28 ..................................................................      33,545,000              6,649,625
        ETM, 1/01/29 ..................................................................      37,050,000              6,928,350
        Pre-Refunded, zero cpn. to 1/01/02, 7.50% thereafter, 1/01/09 .................      21,585,000             22,317,163
        Pre-Refunded, zero cpn. to 1/01/02, 7.55% thereafter, 1/01/10 .................      10,745,000             11,237,658
        Pre-Refunded, zero cpn. to 1/01/02, 7.60% thereafter, 1/01/11 .................      25,935,000             27,292,697
        Pre-Refunded, zero cpn. to 1/01/02, 7.65% thereafter, 1/01/12 .................      25,215,000             26,594,261
        Pre-Refunded, zero cpn. to 1/01/02, 7.65% thereafter, 1/01/13 .................      27,350,000             28,713,398
        Pre-Refunded, zero cpn. to 1/01/02, 7.705% thereafter, 1/01/14 ................       7,470,000              7,896,164
        Pre-Refunded, zero cpn. to 1/01/02, 7.705% thereafter, 1/01/15 ................      60,155,000             63,419,612
        Refunding, Series A, 1/15/16 ..................................................      19,500,000             12,132,705
        Refunding, Series A, 1/15/17 ..................................................      17,000,000             10,499,200
        Refunding, Series A, 1/15/18 ..................................................      60,000,000             36,909,000
        Refunding, Series A, 1/15/19 ..................................................      57,000,000             34,823,580
        Refunding, Series A, 1/15/20 ..................................................      80,000,000             48,327,200
        Refunding, Series A, 1/15/22 ..................................................      90,000,000             53,833,500
        Refunding, Series A, 1/15/23 ..................................................      80,000,000             47,704,000
        Refunding, Series A, 1/15/24 ..................................................      80,000,000             47,564,800
  Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured, 8/01/27 .....      20,000,000             14,264,200
  Simi Valley SFRMR, Series A, 9/01/25 ................................................         350,000                 47,924
  Southern California Public Power Authority Power Project Revenue, Refunding,
        Series A, AMBAC Insured,
        7/01/11 .......................................................................      12,000,000              6,724,560
        7/01/12 .......................................................................      16,890,000              8,904,070
        7/01/13 .......................................................................      16,000,000              7,912,640
  Stockton East Water District COP, Refunding, Series A, AMBAC Insured, 4/01/16 .......     103,885,000             38,712,700
                                                                                                                --------------
  TOTAL ZERO COUPON/STEP-UP BONDS (COST $1,433,548,511) ...............................                          1,438,320,285
                                                                                                                --------------
  TOTAL LONG TERM INVESTMENTS (COST $13,084,219,389) ..................................                         13,079,657,484
                                                                                                                --------------


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                                               PRINCIPAL
                                                                                                 AMOUNT                VALUE
-------------------------------------------------------------------------------------------------------------------------------
(b) SHORT-TERM INVESTMENTS. 8%
    California PCFA, PCR, PG&E Co., Refunding, Series F, Daily VRDN and Put,
    3.45%, 11/01/26 ......................................................................   $ 17,725,000       $    17,725,000
    California State Economic Development Financing Authority Revenue, Independent
    System B, Weekly VRDN and Put, 3.30%, 4/01/08 ........................................     16,300,000            16,300,000
    Irvine 1915 Act,
          AD No. 87-8, Daily VRDN and Put, 3.40%, 9/02/24 ................................     42,370,000            42,370,000
          AD No. 97-16, Daily VRDN and Put, 3.40%, 9/02/23 ...............................      6,300,000             6,300,000
          AD No. 97-17, Daily VRDN and Put, 3.40%, 9/02/23 ...............................        565,000               565,000
    Orange County Sanitation District COP, Nos 1-3, 5-7, 11, 13 and 14, Daily VRDN
          and Put, 3.40%, 8/01/15 ........................................................     24,750,000            24,750,000
    Puerto Rico Commonwealth Government Development Bank, Refunding, MBIA Insured,
          Weekly VRDN and Put, 3.25%, 12/01/15 ...........................................      1,400,000             1,400,000
    Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
          Series A, AMBAC Insured, Weekly VRDN and Put, 3.25%, 7/01/28 ...................      1,300,000             1,300,000
                                                                                                                ---------------
    TOTAL SHORT-TERM INVESTMENTS (COST $110,710,000) .....................................                          110,710,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $13,194,929,389) 98.9% .......................................                       13,190,367,484
    OTHER ASSETS, LESS LIABILITIES 1.1% ..................................................                          148,016,869
                                                                                                                ---------------
    NET ASSETS 100.0% ....................................................................                      $13,338,384,353
                                                                                                                ===============


See glossary of terms on page 50.

(a) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)


GLOSSARY OF TERMS
--------------------------------------------------------------------------------

1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
ACA      - American Capital Access
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
BIG      - Bond Investors Guaranty Insurance Co. (Acquired by MBIA in 1989
            and no longer does business under this name)
CDA      - Community Development Authority/Agency
CFD      - Community Facilities District
CHFCLP   - California Health Facilities Construction Loan Program
COP      - Certificate of Participation
CRDA     - Community Redevelopment Authority/Agency
CSAC     - County Supervisors Association of California
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FHA      - Federal Housing Authority/Agency
FNMA     - Federal National Mortgage Association
FSA      - Financial Security Assistance
GNMA     - Government National Mortgage Association
GO       - General Obligation
HFA      - Housing Finance Authority/Agency
HFAR     - Housing Finance Authority/Agency Revenue
HFR      - Home Financial Revenue
HMR      - Home Mortgage Revenue
ID       - Improvement District
IDR      - Industrial Development Revenue
MBIA     - Municipal Bond Investors Assurance Corp.
MBS      - Mortgage-Backed Securities
MFHR     - Multi-Family Housing Revenue
MFR      - Multi-Family Revenue
MTA      - Metropolitan Transit Authority
MUD      - Municipal Utility District
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
PFA      - Public Financing Authority
PFAR     - Public Financing Authority Revenue
PUD      - Public Utility District
RDA      - Redevelopment Authority/Agency
RDAR     - Redevelopment Agency Revenue
RMR      - Residential Mortgage Revenue
RRMR     - Residential Rental Mortgage Revenue
SF       - Single Family
SFHMR    - Single Family Home Mortgage Revenue
SFM      - Single Family Mortgage
SFMR     - Single Family Mortgage Revenue
SFRMR    - Single Family Residential Mortgage Revenue
UHSD     - Unified High School District
USD      - Unified School District
VRDN     - Variable Rate Demand Notes

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2000



Assets:
 Investments in securities, at value (cost $13,194,929,389)    $13,190,367,484
 Cash .....................................................            366,625
 Receivables:
  Capital shares sold .....................................          7,632,772
  Interest ................................................        182,237,464
                                                               ---------------
       Total assets .......................................     13,380,604,345
                                                               ---------------
Liabilities:
 Payables:
  Investment securities purchased .........................         11,835,440
  Capital shares redeemed .................................         18,099,904
  Affiliates ..............................................          7,680,962
  Shareholders ............................................          4,138,102
 Other liabilities ........................................            465,584
                                                               ---------------
       Total liabilities ..................................         42,219,992
                                                               ---------------
         Net assets, at value .............................    $13,338,384,353
                                                               ===============
Net assets consist of:
 Undistributed net investment income ......................    $    23,855,019
 Net unrealized depreciation ..............................         (4,561,905)
 Accumulated net realized loss ............................        (11,928,509)
 Capital shares ...........................................     13,331,019,748
                                                               ---------------
        Net assets, at value ..............................    $13,338,384,353
                                                               ===============

CLASS A:
 Net asset value per share
   ($12,859,576,892 / 1,869,039,354 shares outstanding)* ..    $          6.88
                                                               ===============

 Maximum offering price per share ($6.88 / 95.75%) ........    $          7.19
                                                               ===============

CLASS B:
 Net asset value and maximum offering price per share
   ($110,933,227 / 16,138,603 shares outstanding)* ........    $          6.87
                                                               ===============

CLASS C:
 Net asset value per share
   ($367,874,234 / 53,519,858 shares outstanding)* ........    $          6.87
                                                               ===============

 Maximum offering price per share ($6.87 / 99.00%) ........    $          6.94
                                                               ===============


*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2000



Investment income:
 Interest ..........................................                   $   857,631,609
                                                                       ---------------
Expenses:
 Management fees (Note 3) ..........................    $63,791,060
 Distribution fees: (Note 3)
  Class A ..........................................     10,776,346
  Class B ..........................................        576,403
  Class C ..........................................      2,739,562
 Transfer agent fees (Note 3) ......................      4,492,804
 Custodian fees ....................................        176,255
 Reports to shareholders ...........................        750,051
 Registration and filing fees ......................        511,994
 Professional fees (Note 3) ........................        266,042
 Directors' fees and expenses ......................        123,973
 Other .............................................        429,877
                                                        -----------
Total expenses .....................................                        84,634,367
                                                                       ---------------
 Net investment income .............................                       772,997,242
                                                                       ---------------
Realized and unrealized losses:
 Net realized loss from investments ................                       (11,711,553)
 Net unrealized depreciation on investments ........                    (1,113,091,530)
                                                                       ---------------
Net realized and unrealized loss ...................                    (1,124,803,083)
                                                                       ---------------
Net decrease in net assets resulting from operations                   $  (351,805,841)
                                                                       ===============


                       See notes to financial statements.


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2000 AND 1999



                                                                                2000                 1999
                                                                          -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..............................................    $    772,997,242     $    813,754,289
  Net realized gain (loss) from investments ..........................         (11,711,553)          46,041,024
  Net unrealized appreciation (depreciation) on investments ..........      (1,113,091,530)         112,383,811
                                                                          -------------------------------------
    Net increase (decrease) in net assets resulting from operations...        (351,805,841)         972,179,124
 Distributions to shareholders from:
  Net investment income:
   Class A ...........................................................        (726,801,344)        (797,790,042)
   Class B ...........................................................          (4,065,129)            (158,483)
   Class C ...........................................................         (19,682,434)         (17,577,963)
  Net realized gains:
   Class A ...........................................................         (10,661,233)         (49,417,902)
   Class B ...........................................................             (48,352)                  --
   Class C ...........................................................            (331,896)          (1,251,012)
                                                                          -------------------------------------
 Total distributions to shareholders .................................        (761,590,388)        (866,195,402)
 Capital share transactions: (Note 2)
   Class A ...........................................................      (1,540,197,674)         602,614,722
   Class B ...........................................................          72,790,394           43,693,388
   Class C ...........................................................         (62,734,110)         166,346,589
                                                                          -------------------------------------
 Total capital share transactions ....................................      (1,530,141,390)         812,654,699
    Net increase (decrease) in net assets ............................      (2,643,537,619)         918,638,421
Net assets:
 Beginning of year ...................................................      15,981,921,972       15,063,283,551
                                                                          -------------------------------------
 End of year .........................................................    $ 13,338,384,353     $ 15,981,921,972
                                                                          =====================================
Undistributed net investment income included in net assets:
 End of year ......................................................       $     23,855,019     $      1,496,555
                                                                          =====================================


                       See notes to financial statements.
FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide tax-free income. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

The Fund offers three classes of shares: Class A, Class B, and Class C. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements (continued)


2. CAPITAL STOCK (CONT.)

At March 31, 2000, there were five billion shares authorized ($.01 par value) for each class. Transactions in the Fund's shares were as follows:

                                                                                      YEAR ENDED MARCH 31,
                                                           ------------------------------------------------------------------------
                                                                        2000                                   1999(a)
                                                           ------------------------------------------------------------------------
                                                              SHARES             AMOUNT              SHARES             AMOUNT
                                                           ------------------------------------------------------------------------
CLASS A SHARES:
 Shares sold .........................................      240,488,307      $ 1,679,469,285       474,619,393      $ 3,502,952,552
 Shares issued in reinvestment of distributions ......       45,791,780          319,191,413        48,948,394          360,693,105
 Shares redeemed .....................................     (508,181,729)      (3,538,858,372)     (441,485,023)      (3,261,030,935)
                                                           ------------------------------------------------------------------------
 Net increase (decrease) .............................     (221,901,642)     $(1,540,197,674)       82,082,764      $   602,614,722
                                                           ========================================================================
CLASS B SHARES:
 Shares sold .........................................       12,625,622      $    89,069,351         5,987,954      $    44,294,143
 Shares issued in reinvestment of distributions ......          386,322            2,666,240            14,890              109,834
 Shares redeemed .....................................       (2,780,059)         (18,945,197)          (96,126)            (710,589)
                                                           ------------------------------------------------------------------------
 Net increase ........................................       10,231,885      $    72,790,394         5,906,718      $    43,693,388
                                                           ========================================================================
CLASS C SHARES:
 Shares sold .........................................       11,263,635      $    79,161,354        28,413,185      $   209,666,423
 Shares issued in reinvestment of distributions ......        1,912,072           13,328,420         1,696,053           12,497,405
 Shares redeemed .....................................      (22,492,323)        (155,223,884)       (7,568,825)         (55,817,239)
                                                           ------------------------------------------------------------------------
 Net increase (decrease) .............................       (9,316,616)     $   (62,734,110)       22,540,413      $   166,346,589
                                                           ========================================================================

(a) For the period January 1, 1999 (effective date) to March 31, 1999 for Class B Shares.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin/Templeton Distributors, Inc. (Distributors), Franklin Advisers, Inc. (Advisers), Franklin/Templeton Investor Services, Inc. (Investor Services), and Franklin Templeton Services, Inc. (FT Services), the Fund's principal underwriter, investment manager, transfer agent, and administrative manager, respectively.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE           MONTH-END NET ASSETS
       ------------------------------------------------------------------------
         .625%             First $100 million
         .500%             Over $100 million, up to and including $250 million
         .450%             Over $250 million, up to and including $10 billion
         .440%             Over $10 billion, up to and including $12.5 billion
         .420%             Over $12.5 billion, up to and including $15 billion
         .400%             Over $15 billion, up to and including $17.5 billion

Fees are further reduced on net assets over $17.5 billion.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .10%, .65%, and .65% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund shares, and received contingent deferred sales charges for the year of $4,113,146 and $1,110,191, respectively.

The Fund paid transfer agent fees of $4,492,804, of which $3,712,762 was paid to Investor Services.

Included in professional fees are legal fees of $113,151 that were paid to two law firms in which a partner in each law firm is an officer of the Fund.

4. INCOME TAXES

At March 31, 2000, the net unrealized depreciation based on the cost of investments for income tax purposes of $13,195,000,867 was as follows:

        Unrealized appreciation         $ 432,570,429
        Unrealized depreciation          (437,203,812)
                                        -------------
        Net unrealized depreciation     $  (4,633,383)
                                        =============

At March 31, 2000, the Fund had tax basis capital losses of $7,003,120 which may be carried over to offset future capital gains. Such losses expire in 2008.

At March 31, 2000, the Fund has deferred capital losses occurring subsequent to October 31, 1999 of $4,853,911. For tax purposes, such losses will be reflected in the year ending March 31, 2001.

Net realized capital losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended March 31, 2000 aggregated $1,717,202,269 and $3,567,161,416, respectively.

6. CREDIT RISK

The Fund has investments in excess of 10% of its total net assets in the state of California. Such concentration may subject the Fund more significantly to economic changes occurring within that state.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Independent Auditors' Report



TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin California Tax-Free Income Fund (the "Fund") at March 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
May 3, 2000


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Tax Designation


Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2000.